    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 31, 1997



                                               SECURITIES ACT FILE NO. 333-15265


                                        INVESTMENT COMPANY ACT FILE NO. 811-7899

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [ ]
                         PRE-EFFECTIVE AMENDMENT NO. 1                       [X]
                          POST-EFFECTIVE AMENDMENT NO.                       [ ]
                                     AND/OR
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                                AMENDMENT NO. 1                              [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                            ------------------------

                        MERRILL LYNCH INDEX FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

               P.O. BOX 9011,
           PRINCETON, NEW JERSEY                             08543-9011
  (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)                   (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (609) 282-2800

                                 ARTHUR ZEIKEL
                   BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------

                                   COPIES TO:

             COUNSEL FOR THE FUND:                          PHILIP L. KIRSTEIN, ESQ.
             JOEL H. GOLDBERG, ESQ.                   MERRILL LYNCH ASSET MANAGEMENT, L.P.
          SHEREFF, FRIEDMAN, HOFFMAN &                           P.O. BOX 9011
                  GOODMAN, LLP                          PRINCETON, NEW JERSEY 08543-9011
   919 THIRD AVENUE, NEW YORK, NEW YORK 10022

                            ------------------------

     THE REGISTRANT DECLARES THAT AN INDEFINITE AMOUNT OF COMMON STOCK, PAR VALUE $.0001 PER SHARE, IS BEING REGISTERED BY THIS REGISTRATION STATEMENT PURSUANT TO SECTION 24(F) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED, AND RULE 24F-2 THEREUNDER.

     MERRILL LYNCH INDEX TRUST HAS ALSO EXECUTED THIS REGISTRATION STATEMENT

     THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        MERRILL LYNCH INDEX FUNDS, INC.

                      REGISTRATION STATEMENT ON FORM N-1A

                             CROSS REFERENCE SHEET
                          (AS REQUIRED BY RULE 481(A))


N-1A ITEM NO.                                                      LOCATION IN PROSPECTUS
-------------                                              ---------------------------------------
PART A
  Item 1.       Cover Page...............................  Cover Page
  Item 2.       Synopsis.................................  Fee Table
  Item 3.       Condensed Financial Information..........  Not Applicable
  Item 4.       General Description of Registrant........  Investment Objectives and Policies;
                                                             Management of the Fund; Other
                                                             Investment Policies and Practices;
                                                             Additional Information
  Item 5.       Management of the Fund...................  Fee Table; Management of the Fund
  Item 5A.      Management's Discussion of Fund
                  Performance............................  Not Applicable
  Item 6.       Capital Stock and Other Securities.......  Additional Information
  Item 7.       Purchase of Securities Being Offered.....  Purchase of Shares; Additional
                                                           Information
  Item 8.       Redemption or Repurchase.................  Fee Table; Redemption of Shares
  Item 9.       Pending Legal Proceedings................  Not Applicable

PART B
  Item 10.      Cover Page...............................  Cover Page
  Item 11.      Table of Contents........................  Back Cover Page
  Item 12.      General Information and History..........  Not Applicable
  Item 13.      Investment Objectives and Policies.......  Investment Objectives and Policies
  Item 14.      Management of the Fund...................  Management of the Funds
  Item 15.      Control Persons and Principal Holders of
                  Securities.............................  Not Applicable
  Item 16.      Investment Advisory and Other Services...  Management of the Funds; Purchase of
                                                             Shares; Additional Information
  Item 17.      Brokerage Allocation.....................  Brokerage
  Item 18.      Capital Stock and Other Securities.......  Additional Information
  Item 19.      Purchase, Redemption and Pricing of
                  Securities Being Offered...............  Purchase of Shares; Redemption of
                                                           Shares; Determination of Net Asset
                                                             Value; Shareholder Services
  Item 20.      Tax Status...............................  Dividends and Distributions; Taxes
  Item 21.      Underwriters.............................  Purchase of Shares
  Item 22.      Calculations of Performance Data.........  Performance Data
  Item 23.      Financial Statements.....................  Financial Statements


PART C
     Information required to be included is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS


JANUARY 31, 1997


                        MERRILL LYNCH INDEX FUNDS, INC.
   P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011 - PHONE NO. (609) 282-2800
                            ------------------------


    Merrill Lynch Index Funds, Inc. (the "Corporation") currently consists of four portfolios or series: Merrill Lynch S&P 500 Index Fund ("S&P 500 Index Fund"), Merrill Lynch Small Cap Index Fund ("Small Cap Index Fund"), Merrill Lynch Aggregate Bond Index Fund ("Aggregate Bond Index Fund") and Merrill Lynch International Index Fund ("International Index Fund")(collectively, the "Funds," and each, a "Fund"). Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a securities index that has been selected as a proxy for the performance of a selected market segment. The index is subject to change if, in the Directors' judgment, a different index would serve as a better proxy for such market segment. Each Fund will seek to achieve its objective by investing all of its assets in the series (collectively, the "Series," and each, a "Series") of Merrill Lynch Index Trust (the "Trust") that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. There can be no assurance that the investment objectives of the Funds will be achieved. For more information on the Funds' and the Series' investment objectives and policies, see "Investment Objectives and Policies" on page 4.

                            ------------------------

    Each Fund offers two classes of shares, Class A shares and Class D shares. Class A shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge, and are not subject to any ongoing account maintenance or distribution fee. Distribution of Class A shares of each Fund is limited to certain eligible investors. Class D shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge and are not subject to any ongoing distribution fee, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets.
                            ------------------------

    Shares may be purchased directly from Merrill Lynch Funds Distributor, Inc. (the "Distributor"), P.O. Box 9081, Princeton, New Jersey 08543-9081 (609) 282-2800), which has entered into a dealer agreement with Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"). Shareholders may redeem their shares at any time at the next determined net asset value. The minimum initial purchase is $1,000 and the minimum subsequent purchase is $50, except that for retirement plans the minimum initial investment is $100 and the minimum subsequent purchase is $1. Merrill Lynch may charge its customers a processing fee (presently $4.85) for confirming purchases and repurchases. Purchases and redemptions directly through the Funds' transfer agent are not subject to processing fees. See "Purchase of Shares" and "Redemption of Shares."
                            ------------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON
THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
                             IS A CRIMINAL OFFENSE.
                            ------------------------


    This Prospectus is a concise statement of information about the Funds that is relevant to making an investment in the Funds. This Prospectus should be retained for future reference. A statement containing additional information about the Funds, dated January 31, 1997 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission and is available, without charge, by calling or by writing the Funds at the above telephone number or address. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                            ------------------------

              MERRILL LYNCH ASSET MANAGEMENT, L.P.--ADMINISTRATOR
               MERRILL LYNCH FUNDS DISTRIBUTOR, INC.--DISTRIBUTOR

                                   FEE TABLE


     The following table provides a summary of estimated expenses, both recurring and non-recurring, relating to shares of the Fund and the Series. For purposes of this table, expenses of the Series in which each Fund invests are treated as if they were expenses of that Fund, since that is their practical effect. It is expected that there will be little duplication of expenses by the Funds and the Series, and that, accordingly, the combined per share expenses of each Fund and corresponding Series should not be significantly greater than the expenses of each Fund alone would be if, instead of investing in shares of the Series, the Fund retained an investment adviser and invested directly in the types of securities held by the Series.


                                 CLASS A SHARES


                                                        S&P 500        SMALL CAP       AGGREGATE BOND      INTERNATIONAL
                                                       INDEX FUND      INDEX FUND        INDEX FUND         INDEX FUND
                                                       ----------      ----------      --------------      -------------
SHAREHOLDER TRANSACTION EXPENSES:
    Maximum Sales Charge Imposed on Purchases.......       None            None              None                None
    Sales Charge Imposed on Dividend Reinvestment...       None            None              None                None
    Deferred Sales Charge...........................       None            None              None                None
    Redemption Fee..................................       None            None              None                None
    Exchange Fee....................................       None            None              None                None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS):
    Investment Advisory Fees (a)....................      0.05%           0.08%             0.06%               0.11%
    Other Expenses:
      Administrative Fees(b)........................      0.20%           0.22%             0.14%               0.24%
      Custodian Fees................................      0.01%           0.02%             0.02%               0.07%
      Other (expenses of the Funds and the
        Series)(c)..................................      0.18%           0.25%             0.23%               0.25%
                                                           ----            ----              ----                ----
        Total Other Expenses........................      0.39%           0.49%             0.39%               0.56%
      Reinbursement of Expenses(d)..................     (0.04%)         (0.07%)           (0.10%)             (0.02%)
                                                           ----            ----              ----                ----
    TOTAL OPERATING EXPENSES OF THE FUNDS AND THE
      SERIES........................................      0.40%           0.50%             0.35%               0.65%
                                                           ====            ====              ====                ====


                                 CLASS D SHARES


                                                        S&P 500        SMALL CAP       AGGREGATE BOND      INTERNATIONAL
                                                       INDEX FUND      INDEX FUND        INDEX FUND         INDEX FUND
                                                       ----------      ----------      --------------      -------------
SHAREHOLDER TRANSACTION EXPENSES:
    Maximum Sales Charge Imposed on Purchases.......       None            None              None                None
    Sales Charge Imposed on Dividend Reinvestment...       None            None              None                None
    Deferred Sales Charge...........................       None            None              None                None
    Redemption Fee..................................       None            None              None                None
    Exchange Fee....................................       None            None              None                None
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF
  AVERAGE NET ASSETS):
    Investment Advisory Fees (a)....................      0.05%           0.08%             0.06%               0.11%
    Rule 12b-1 Account Maintenance Fees.............      0.25%           0.25%             0.25%               0.25%
    Other Expenses..................................
      Administrative Fees(b)........................      0.20%           0.22%             0.14%               0.24%
      Custodian Fees................................      0.01%           0.02%             0.02%               0.07%
      Other (expenses of the Funds and the
        Series)(c)..................................      0.18%           0.25%             0.23%               0.25%
                                                           ----            ----              ----                ----
        Total Other Expenses........................      0.39%           0.49%             0.39%               0.56%
                                                           ----            ----              ----                ----
      Reinbursement of Expenses(d)..................     (0.04%)         (0.07%)           (0.10%)             (0.02%)
    TOTAL OPERATING EXPENSES OF THE FUNDS AND THE
      SERIES........................................      0.65%           0.75%             0.60%               0.90%
                                                           ====            ====              ====                ====


---------------

(a) Paid by the Series of the Trust. See "Management of the
    Funds--Expenses"--page   .


(b) Paid by the Funds. See "Management of the Funds--Expenses"--page   .

(c) Includes fees of the Transfer Agent. See "Management of the Funds--Transfer
    Agency Services"--page   .



(d) Merrill Lynch Asset Management, L.P. (the "Administrator") anticipates voluntarily reimbursing a portion of other expenses. The Administrator may discontinue or reduce such reimbursement at any time without notice. Absent such reimbursement, the total operating expenses of the Funds and the Series are shown below.



                                 CLASS A SHARES



 S&P 500       SMALL CAP      AGGREGATE BOND     INTERNATIONAL
INDEX FUND     INDEX FUND       INDEX FUND        INDEX FUND
----------     ----------     --------------     -------------
   0.44%          0.57%            0.45%             0.67%



                                 CLASS D SHARES



 S&P 500       SMALL CAP      AGGREGATE BOND     INTERNATIONAL
INDEX FUND     INDEX FUND       INDEX FUND        INDEX FUND
----------     ----------     --------------     -------------
   0.69%          0.82%            0.70%             0.92%


EXAMPLE:


     An investor would pay the following expenses on a $1,000 investment assuming (1) the Total Operating Expenses in respect of each class of shares of each Fund as set forth on page 2, (2) a 5% annual return throughout the period and (3) redemption at the end of:


Class A Shares


                                                   S&P 500      SMALL CAP     AGGREGATE BOND    INTERNATIONAL
                                                  INDEX FUND    INDEX FUND      INDEX FUND       INDEX FUND
                                                  ----------    ----------    --------------    -------------
     One year..................................      $  4          $  5            $  4             $   7
     Three years...............................      $ 13          $ 16            $ 11             $  21


Class D Shares


                                                   S&P 500      SMALL CAP     AGGREGATE BOND    INTERNATIONAL
                                                  INDEX FUND    INDEX FUND      INDEX FUND       INDEX FUND
                                                  ----------    ----------    --------------    -------------
     One year..................................      $  7          $  8            $  6             $   9
     Three years...............................      $ 21          $ 24            $ 19             $  29


     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in each class of each Fund will bear directly or indirectly. The expenses set forth under "Other Expenses" are based on estimated amounts through the end of a Series' and a Fund's first full fiscal year on an annualized basis.


     The example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATE OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATE OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE. Merrill Lynch may charge its customers a processing fee (presently $4.85) for confirming purchases and repurchases. Purchases and redemptions directly through the Funds' transfer agent are not subject to the processing fee. See "Purchase of Shares" and "Redemption of Shares."

                       INVESTMENT OBJECTIVES AND POLICIES

     The Corporation currently consists of four series: Merrill Lynch S&P 500 Index Fund, Merrill Lynch Small Cap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund. Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund will seek to achieve its objective by investing all of its assets in the series of Merrill Lynch Index Trust that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. There can be no assurance that the investment objectives of the Funds will be achieved.


     The Funds' and Series' investment objectives are not fundamental policies, and may be changed by the Directors of the Corporation and the Trustees of the Trust, respectively, without shareholder approval. THE TRUSTEES AND THE DIRECTORS MAY ALSO CHANGE THE TARGET INDEX OF ANY RESPECTIVE SERIES AND FUND IF THEY CONSIDER THAT A DIFFERENT INDEX WOULD FACILITATE THE MANAGEMENT OF THE SERIES AND FUND IN A MANNER WHICH BETTER ENABLES THE FUND AND SERIES TO SEEK TO REPLICATE THE TOTAL RETURN OF THE MARKET SEGMENT REPRESENTED BY THE CURRENT INDEX.


STRUCTURE OF THE FUNDS AND THE SERIES

     Unlike many other mutual funds, which directly acquire and manage their own portfolio securities, each Fund seeks to achieve its investment objective by investing all of its assets in the corresponding Series of the Trust. Each Series is a separate series of a registered investment company with the same investment objective as its corresponding investing Fund. Because the Funds will not invest in any securities other than shares of the respective Series, investors in the Funds will acquire an indirect interest in the Series.


     In addition to selling their shares to the Funds, the Series may sell their shares to other mutual funds and institutional investors. All investors in the Series invest on the same terms and conditions and pay a proportionate share of the Series' expenses. However, other investors in the Series may sell their shares at prices different from those of the Funds as a result of the imposition of sales charges or different operating expenses. Therefore, investors in the Funds should be aware that these differences may result in different returns experienced by the various entities investing in the Series. Information concerning other holders of shares of the Series is available from the Administrator by calling 1-800-MER-FUND.


     The Board of Directors of the Corporation believes that this structure may enable the Funds to benefit from certain economies of scale. This view is based on the premise that (i) certain of the expenses of managing an investment portfolio that seeks to replicate the total return of a securities index are relatively fixed so that a larger investment portfolio may achieve a lower ratio of operating expenses to net assets and (ii) a larger investment portfolio may be able to reduce certain securities transaction costs to the extent that contributions to and redemptions from the investment portfolio from different investing entities may offset each other and thus produce a lower net cash flow.

     A Fund's investment in a Series may be withdrawn by the Board of Directors at any time if the Board determines that it is in the best interests of the Fund to do so. If any such withdrawal were made, the Board would consider what action might be taken, including the investment of all of the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the retaining of an investment adviser to manage the Fund's assets directly in accordance with the investment objective of the Fund. The inability to find another such pooled entity or equivalent investment management could have a significant impact on the investments of the Fund's shareholders.

     Investors in the Funds should be aware that smaller entities investing in the Series may be materially affected by the actions of larger entities investing in the Series. For example, investors in the Series holding larger positions than the Funds could have greater voting power and effective voting control over the operations of the Series. Changes in the investment objective, policies or restrictions of a Series might cause a Fund to have difficulty in finding a substitute Series or equivalent investment management and might cause it to redeem its shares of the Series, and such a redemption could result in a distribution in kind of portfolio securities held by the Series, instead of cash. If securities were distributed to a Fund, and the Fund desired to convert the securities to cash, it would incur brokerage, tax or other charges in converting securities to cash. In addition, such a distribution in kind might result in a less diversified portfolio of investments of a Fund. These possibilities also exist for traditionally structured funds which have large or institutional investors who may withdraw from the fund.

     Whenever a Fund is requested to vote on matters pertaining to a Series, the Fund will hold a meeting of shareholders, and the Fund's votes with respect to the Series will all be cast in the same proportion as the shares of the Fund for which voting instructions are received.

MERRILL LYNCH S&P 500 INDEX FUND

     The investment objective of the Merrill Lynch S&P 500 Index Fund is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of the Standard & Poor's(R) 500 Composite Stock Price Index (the "S&P 500"). There can be no assurance that the investment objective of the Fund will be achieved.

     The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch S&P 500 Index Series of the Trust, which has the same investment objective as the Fund. The following is a description of the investment policies of the Series.

     In seeking to replicate the total return of the S&P 500, Merrill Lynch Asset Management, L.P. ("MLAM" or the "Manager") generally will allocate the Series' investments among common stocks in approximately the same weightings as the index. In addition, the Manager may use options and futures contracts and other types of financial instruments relating to all or a portion of the index. The Series may also engage in securities lending and index arbitrage. See "Other Types of Investments and Investment Techniques."

     The S&P 500 is composed of the common stocks of 500 large capitalization companies from various industrial sectors, most of which are listed on the New York Stock Exchange Inc. A company's stock market capitalization is the total market value of its outstanding shares. The S&P 500 represents a significant portion of the market value of all common stocks publicly traded in the United States.

MERRILL LYNCH SMALL CAP INDEX FUND

     The investment objective of the Merrill Lynch Small Cap Index Fund is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of the Russell 2000(R) Index (the "Russell 2000"). There can be no assurance that the investment objective of the Fund will be achieved.


     The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Small Cap Index Series of the Trust, which has the same investment objective as the Fund. The following is a description of the investment policies of the Series.


     In seeking to replicate the total return of the Russell 2000, the Manager may not allocate the Series' investments among all of the common stocks in the index, or in the same weightings as the index. Instead, the Series may invest in a statistically selected sample of the stocks included in the Russell 2000 and other types of financial instruments. The Manager may use options and futures contracts and other types of financial instruments relating to all or a portion of the index. The investments to be included in the Series will be selected so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks, and of the stocks underlying or otherwise related to the foregoing financial instruments, closely approximate those same factors in the Russell 2000, with the objective of reducing the selected investment portfolio's deviation from the performance of the Index (this deviation is referred to as "tracking error"). The Series may also engage in securities lending and index arbitrage. See "Other Types of Investments and Investment Techniques."


     The Russell 2000 is composed of approximately 2,000 smaller-capitalization common stocks from various industrial sectors. A company's stock market capitalization is the total market value of its outstanding shares.

MERRILL LYNCH AGGREGATE BOND INDEX FUND

     The investment objective of the Merrill Lynch Aggregate Bond Index Fund is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of the Lehman Brothers Aggregate Bond Index (the "Aggregate Bond Index"). There can be no assurance that the investment objective of the Fund will be achieved.

     The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch Aggregate Bond Index Series of the Trust, which has the same investment objective as the Fund. The following is a description of the investment policies of the Series.

     In seeking to replicate the total return of the Aggregate Bond Index, the Manager may not allocate the Series' investments among all of the fixed-income securities in the index, or in the same weightings as the index. Instead, the Series may invest in a statistically selected sample of fixed-income securities and other types of financial instruments. The Manager may use options and futures contracts and other types of financial instruments relating to all or a portion of the index. The investments to be included in the Series will be selected with the objective of reducing the selected investment portfolio's deviation from the performance of the Aggregate Bond Index (tracking error). The Series may, from time to time, substitute a different type of bond for one included in the index. Substitution may result in levels of interest rate, credit or prepayment risks that differ from the levels of risks on the securities composing the Aggregate Bond Index. See "Risk Factors--Investments in Fixed-Income Securities." The Series may also engage in securities lending and index arbitrage. See "Other Types of Investments and Investment Techniques."

     The Aggregate Bond Index is composed primarily of dollar-denominated investment grade fixed-income securities in the following classes: U.S. Treasury and agency securities, U.S. corporate bonds, foreign corporate bonds, foreign sovereign debt (debt securities issued or guaranteed by foreign governments and governmental agencies), supranational debt (debt securities issued by entities, such as the World Bank, constituted by the governments of several countries to promote economic development) and mortgage-backed securities with maturities greater than one year. Corporate bonds contained in the index represent issuers from various industrial sectors.

     The Series may invest in U.S. Treasury bills, notes and bonds and other "full faith and credit" obligations of the U.S. Government. The Series may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. "Agency" securities may not be backed by the "full faith and credit" of the U.S. Government. U.S. Government agencies may include the Federal Farm Credit Bank, the Resolution Trust Corporation and the Government National Mortgage Association. "Agency" obligations are not explicitly guaranteed by the U.S. Government and so are perceived as somewhat riskier than comparable Treasury bonds.


     The Series' corporate fixed-income securities will be primarily of investment grade quality--i.e., those rated at least Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB- by Standard & Poor's Ratings Group ("S&P"), the equivalent by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, of equal quality in the opinion of the Manager. Securities rated Baa or BBB are considered medium grade obligations. Interest payments and principal are regarded as adequate for the present but certain protective elements found in higher rated bonds may be lacking. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics. Descriptions of the ratings of fixed-income securities are contained in Appendix B to this Prospectus.


     The Series may also invest in other instruments that "pass through" payments on such obligations, such as collateralized mortgage obligations ("CMOs").

MERRILL LYNCH INTERNATIONAL INDEX FUND


     The investment objective of the Merrill Lynch International Index Fund is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of the Morgan Stanley Capital International EAFE(R) GDP weighted Index (the "EAFE Index"). There can be no assurance that the investment objective of the Fund will be achieved.


     The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch International Index Series of the Trust, which has the same investment objective as the Fund. The following is a description of the investment policies of the Series.


     In seeking to replicate the total return of the EAFE Index, the Manager may not allocate the Series' investments among all of the countries, or all of the companies within a country, represented in the index, or in the same weightings as the index. Instead, the Series may invest in a statistically selected sample of the equity securities included in the EAFE Index and other types of financial instruments. In addition, the Manager may use options and futures contracts and other types of financial instruments relating to all or a portion of the index. The investments to be included in the Series will be selected so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks, and of the stocks underlying or otherwise related to the foregoing financial instruments, closely approximate those same factors in the EAFE Index, with the objective of reducing the selected investment portfolio's deviation from the performance of the Index

(tracking error). The Series may also engage in securities lending and index arbitrage. See "Other Types of Investments and Investment Techniques."


     The EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger capitalization companies in such markets. A company's stock market capitalization is the total market value of its outstanding shares. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, The Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom. The weighting of the index among these countries is based upon gross domestic product (GDP). (Market capitalization is the basis for country weightings in another version of the EAFE Index. Using the GDP weighting tends to decrease the relative weighting of Japan and the United Kingdom while increasing the weighting of certain European countries, generally resulting in a more diversified index.)


ABOUT INDEXING AND MANAGEMENT OF THE SERIES

     About Indexing. The Series are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Series, utilizing essentially a "passive" or "indexing" investment approach, seeks to replicate, before each Series' expenses (which can be expected to reduce the total return of the Series), the total return of its respective index.

     Indexing and Managing the Series. Under normal conditions each Series will invest at least 80% of its assets (exclusive of assets held as collateral for securities loans or as margin for futures transactions) in securities or other financial instruments which are contained in, or related to the securities contained in, the applicable index (equity securities, in the case of the Merrill Lynch S&P 500 Index Series, Merrill Lynch Small Cap Index Series and Merrill Lynch International Index Series (the "Equity Series"), and fixed-income securities in the case of the Merrill Lynch Aggregate Bond Index Series (the "Fixed-Income Series")).

     Because each Series seeks to replicate the total return of its respective index, generally the Manager will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, the Manager may omit or remove a security which is included in an index from the portfolio of a Series if, following objective criteria, the Manager judges the security to be insufficiently liquid or believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions.

     In managing the Series, the Manager may employ index arbitrage. Index arbitrage involves the sale of a replicating selection, or "basket," of stocks with the simultaneous purchase of an equivalent dollar value of related futures contracts, or alternatively the purchase of such an equity basket with a simultaneous sale of related futures contracts. This technique is designed to take advantage of a possible mispricing which could arise between the securities market and the futures market. Extensive use of this technique could, however, be limited by applicable tax laws.


     In addition, the Manager may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets.

Others may provide for the payment to a Series or by a Series of amounts based upon the performance (positive, negative or both) of a particular security or basket. The Manager will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, the Manager may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities' weightings in the target index.



     Each Series' ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Series, taxes (including foreign withholding taxes, which will affect the International Index Series and the Aggregate Bond Index Series due to foreign tax withholding practices), changes in either the composition of the index or the assets of a Series, and the timing and amount of Series investor contributions and withdrawals, if any. In addition, each Fund's total return will be affected by incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that each Series' total return over periods of one year and longer will, on a gross basis and before taking into account expenses, be within 5 basis points (a basis point is one one-hundredth of one percent (0.01%)) for the S&P 500 Index Fund, 100 basis points for the Small Cap Index Fund, 150 basis points for the International Index Fund, and 25 basis points for the Aggregate Bond Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Trustees of the Trust and the Directors of the Corporation will consider alternative strategies for the Series and the Funds.


OTHER TYPES OF INVESTMENTS AND INVESTMENT TECHNIQUES OF THE SERIES

     Cash Management. Generally, the Manager will employ futures and options on futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes. However, if considered appropriate in the opinion of the Manager, a portion of a Series' assets may be invested in certain types of instruments with remaining maturities of 397 days or less for liquidity purposes. Such instruments would consist of: (i) obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions ("U.S. Government Securities"); (ii) other fixed-income securities rated Aa or higher by Moody's or AA or higher by S&P or, if unrated, of comparable quality in the opinion of the Manager; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Series invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper, bank obligations or other short-term obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Manager.


     Futures, Options, Swaps and Indexed Instruments. Each Series will also utilize options, futures, options on futures, swaps and other indexed instruments. Futures and options on futures may be employed to provide liquidity as described in the preceding paragraph, and may also be employed in connection with a Series' index arbitrage strategies. Futures, options on futures, swaps and other indexed instruments may be employed as a proxy for a direct investment in securities underlying the Series' index. In addition, the Merrill Lynch International Index Series may engage in futures contracts on foreign currencies in connection with certain foreign securities transactions.

     The Manager will choose among the foregoing instruments based on its judgment of how best to meet each Series' goals. In connection therewith, the Manager will assess such factors as current and anticipated securities prices, relative liquidity and price levels in the options, futures and swap markets compared to the securities markets, and the Series' cash flow and cash management needs.

     The Series' use of the foregoing instruments and the associated risks are described in detail in Appendix A to this Prospectus.


     Foreign Exchange Transactions. The Merrill Lynch International Index Series may engage in futures contracts on foreign currencies and foreign currency forward and spot transactions in connection with transactions or anticipated transactions in securities denominated in foreign currencies. Specifically, the Series may purchase or sell a currency to settle a security transaction or sell a currency in which the Series has received or anticipates receiving a dividend or distribution.


OTHER INVESTMENT POLICIES AND PRACTICES OF THE SERIES

     Illiquid Investments. Each of the Series may invest up to 15% of its net assets in illiquid investments. Pursuant to that restriction the Series may not invest in instruments which cannot be readily resold because of legal or contractual restrictions, which cannot otherwise be marketed, redeemed, put to the issuer or a third party, which do not mature within seven days, or which the Trustees have not determined to be liquid, if, regarding all such instruments, more than 15% of its net assets, taken at market value, would be invested in such instruments.

     The Series may purchase, without regard to the above limitation, securities that are not registered under the Securities Act of 1933 (the "Securities Act") but that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Trustees, or the Manager pursuant to guidelines adopted by the Trustees, continuously determines, based on the trading markets for the specific Rule 144A security, that it is liquid. The Trustees, however, will retain oversight and are ultimately responsible for these determinations. The Trustees monitor the Series' investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Series to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

     Repurchase Agreements. Each Series may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, primary dealers in U.S. Government securities, or an affiliate thereof, or with other entities which the Manager otherwise deems to be creditworthy. Under repurchase agreements, the counterparty agrees, upon entering into the contract, to repurchase the security from the Series at a mutually agreed upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period although it may be affected by currency fluctuations. In the event of default by the seller under a repurchase agreement the Series may suffer time delays and incur costs or possible losses in connection with disposition of the collateral. Repurchase agreements maturing in more than seven days are deemed illiquid by the Securities and Exchange Commission and are therefore subject to the Series' investment restrictions limiting investments in securities that are not readily marketable to 15% of the Series' net assets.

     Lending of Portfolio Securities. To the extent permitted by law, each Series may from time to time lend securities from its portfolio to banks, brokers and other financial institutions and receive collateral in cash or securities issued or guaranteed by the United States government. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Series' policy concerning lending is fundamental and it may not be changed without the approval of the holders of a majority of the Series' outstanding voting securities, as defined in the Investment Company Act. During the period of such a loan, the Series receives the income on the loaned securities and either receives the income on the collateral or other compensation, i.e., negotiated loan premium or fee, for entering into the loan and thereby increases its yield. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, the Series could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities. Presently, the Series does not intend to lend portfolio securities representing in excess of 33 1/3% of its total assets.

     When-Issued Securities and Delayed Delivery Transactions. The Merrill Lynch Aggregate Bond Index Series may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed delivery. These transactions occur when securities are purchased or sold by the Series with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Series at the time of entering into the transaction. Although the Series has not established any limit on the percentage of its assets that may be committed in connection with such transactions, the Series will maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the amount of its commitment in connection with such purchase transactions.


     Dollar Rolls. The Aggregate Bond Index Series may enter into dollar rolls, in which the Series will sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (the same type and coupon) securities on a specified future date from the same party. During the roll period, the Series forgoes principal and interest paid on the securities sold. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.



     The Series will establish a segregated account with its custodian in which it will maintain liquid securities in an aggregate amount equal to the amount of the forward commitment. Dollar rolls involve the risk that the market value of the securities subject to the Series' forward purchase commitment may decline below the price of the securities the Series has sold. In the event the buyer of the securities files for bankruptcy or becomes insolvent, the Series' use of the proceeds of the current sale portion of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Series' obligation to purchase the similar securities in the forward transaction. Dollar rolls are speculative techniques which can be deemed to involve leverage and are considered borrowings by the Series for purposes of the percentage limitations applicable to borrowings.


     Standby Commitment Agreements. The Merrill Lynch Aggregate Bond Index Series may from time to time enter into standby commitment agreements. Such agreements commit the Series, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Series at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Series is paid a commitment fee, regardless of whether or not the security is ultimately issued, which is typically approximately 0.5% of the aggregate purchase price of the security which the Series has committed to purchase. The Series will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Series. The Series will not enter into a standby commitment with a remaining term in excess of 90 days and will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of all other illiquid securities, will not exceed 15% of its total assets taken at the time of acquisition of such commitment or security. The Series will at all times maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the purchase price of the securities underlying the commitment.

     There can be no assurance that the securities subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Series may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the Series' net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.


     Short Sales. In connection with the use of certain instruments based upon or consisting of one or more baskets of securities, the Manager may sell a security a Series does not own, or in an amount greater than the Series owns (i.e., make short sales). Such transactions will be used only in an effort to adjust the weightings of particular securities represented in the basket to reflect such securities' weightings in the target index. The Manager will not employ short sales in reflection of the Manager's outlook for the securities markets or for the performance of the securities sold short. Generally, to complete a short sale transaction, the Series will borrow the security to make delivery to the buyer. The Series is then obligated to replace the security borrowed. The price at the time of replacement may be more or less than the price at which the security was sold by the Series. Until the security is replaced, the Series is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Series may be required to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Series replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.


INVESTMENT RESTRICTIONS


     The Funds' and the Series' investment activities are subject to further restrictions that are described in the Statement of Additional Information. Investment restrictions and policies which are fundamental policies may not be changed without the approval of the holders of a majority of the Funds' or Series' outstanding voting securities as defined in the Investment Company Act.

     Among the more significant fundamental restrictions, a Series or Fund may not invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, a Series or Fund may invest more that 25% of its total assets in securities of issuers in that industry. In addition, although each Fund is classified as a non-diversified fund under the Investment Company Act and is not subject to the diversification requirements of the Investment Company Act., each Fund is required to comply with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code"). To ensure that the Funds satisfy these requirements, the Declaration of Trust requires that each Series be managed in compliance with the Code requirements as though such requirements were applicable to the Series. These requirements include limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of a Fund's total assets are invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in the securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The U.S. Government, its agencies and instrumentalities are not included within the definition of "issuer" for purposes of the diversification requirements of the Code. These requirements will be satisfied at the Series level and not at the level of the Funds based upon a ruling received from the Internal Revenue Service ("IRS") which entitles the Funds to "look through" the shares of the Series to the underlying investments of the Series for purposes of these diversification requirements.



     The Funds' and Series' investment objectives are not fundamental policies, and may be changed by the Directors and the Trustees, respectively, without shareholder approval. THE TRUSTEES AND THE DIRECTORS MAY ALSO CHANGE THE TARGET INDEX OF ANY RESPECTIVE SERIES AND FUND IF THEY CONSIDER THAT A DIFFERENT INDEX WOULD FACILITATE THE MANAGEMENT OF THE SERIES AND FUND IN A MANNER WHICH BETTER ENABLES THE FUND AND SERIES TO SEEK TO REPLICATE THE TOTAL RETURN OF THE MARKET SEGMENT REPRESENTED BY THE CURRENT INDEX.


RISK FACTORS

     Each Fund will be subject to the risks associated with an investment in its corresponding Series. These risks are set forth below.

     Cash Flows; Expenses. The ability of each Series to satisfy its investment objective depends to some extent on the Manager's ability to manage cash flow (primarily from purchases and redemptions and distributions from the Series' investments). The Manager will make investment changes to a Series' portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Series' target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, which will be borne by the Series, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Funds. Finally, since each Series seeks to replicate the total return of its target index, the Manager generally will not attempt to judge the merits of any particular security as an investment.

     Options, Futures, Swaps and Indexed Instruments. The Manager expects to use options, futures, options on futures, swaps and indexed instruments as described above under "About Indexing and Management of the Series--Other Types of Investments and Techniques--Futures, Options, Swaps and Indexed Instruments."

Use of such instruments may involve investment risks and transaction costs to which the Series would not be subject absent the use of these instruments. A discussion of these instruments is contained in Appendix A to this Prospectus.

     Investment in Foreign Securities. Investments on an international basis involve certain risks not typically involved in domestic investments, including fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign or U.S. governmental laws or restrictions applicable to such investments. Securities prices in different countries are subject to different economic, financial, political and social factors. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. Also, it is anticipated that most of the foreign securities held by a Series will not be registered with the Securities and Exchange Commission nor will the issuers thereof be subject to the reporting requirements of such agency. In addition, foreign investors such as the Series may be subject to withholding taxes in certain countries, which may reduce the returns of the Series.

     Since the Merrill Lynch International Index Series will invest heavily in securities denominated or quoted in currencies other than the United States dollar, changes in foreign currency exchange rates will affect the value of securities in the Series' portfolio and the unrealized appreciation or depreciation of investments so far as United States investors are concerned. Currencies of certain foreign countries may be volatile and therefore may affect the value of securities denominated in such currencies. Changes in foreign currency exchange rates relative to the United States dollar will affect the United States dollar value of the Series' assets denominated in that currency and the return on such assets. The rate of exchange between the dollar and other currencies is determined by forces of supply and demand in the foreign exchange markets. These forces are, in turn, affected by the international balance of payments, the level of interest and inflation rates and other economic and financial conditions, government intervention, speculation and other factors.

     Investment in Fixed-Income Securities. Because the Merrill Lynch Aggregate Bond Index Series will invest in fixed-income securities, it will be subject to the general risks inherent is such securities, primarily interest rate risk, credit risk and prepayment risk.

     Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. As a rule bond prices vary inversely with interest rates. If interest rates rise, bond prices generally decline; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds generally fluctuate more in price than shorter-maturity bonds. To compensate investors for these larger fluctuations, longer-maturity bonds usually offer higher yields than shorter-maturity bonds, other factors, including credit quality, being equal. These basic principles of bond prices also apply to U.S. Government Securities. A security backed by the "full faith and credit" of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.

     Credit risk is the possibility that an issuer of securities held by the Series will be unable to make payments of either interest or principal or will be perceived to have a diminished capacity to make such payments in the future. The credit risk of the Series is a function of the diversification and credit quality of its underlying securities.

     The Series may also be exposed to event risk, which includes the possibility that fixed-income securities held by the Series may suffer a substantial decline in credit quality and market value due to issuer restructurings. Certain restructurings such as mergers, leveraged buyouts, takeovers or similar events, are often financed by a significant expansion of corporate debt. As a result of the added debt burden, the credit quality and market value of a firm's existing debt securities may decline significantly. Other types of restructurings (such as corporate spinoffs or privatizations of governmental or agency borrowers or the termination of express or implied governmental credit support) may also result in decreased credit quality of a particular issuer.

     Prepayment risk is the possibility that the principal of the mortgage loans underlying mortgage-backed securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates the Series may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the mortgage-backed securities held by the Series may exhibit price characteristics of longer-term debt securities.

     The corporate substitution strategy used by the Series (discussed above) may increase or decrease the Series' exposure to the foregoing risks relative to those of the Aggregate Bond Index.

     Investments in Small Companies. The Merrill Lynch Small Cap Index Series will invest primarily in securities of smaller capitalization issuers. Investments in securities of smaller capitalization issuers involve special considerations and risks not typically associated with investments in securities of larger capitalization issuers, including an issuer's limited product lines, markets or financial resources, or dependence on a limited management group. In addition, many smaller capitalization stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements, than stocks of larger companies. The securities of smaller companies may also be more sensitive to market changes than the securities of larger companies.

     Portfolio Turnover. Although the Series will use a passive, indexing approach to investing, each Series may engage in a substantial number of portfolio transactions. The rate of portfolio turnover will be a limiting factor when the Manager considers whether to purchase or sell securities for a Series only to the extent that the Manager will consider the impact of transaction costs on a Series' tracking error. Changes in the securities comprising a Series' index will tend to increase that Series' portfolio turnover rate, as the Manager restructures the Series' holdings to reflect the changes in the index. The portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Series' purchases or sales of securities by the average net asset value of the Series. High portfolio turnover involves correspondingly greater brokerage commissions for a Series investing in equity securities and other transaction costs which are borne directly by a Series. A high portfolio turnover rate may also result in the realization of taxable capital gains, including short-term capital gains taxable at ordinary income rates.

     While it is impossible to predict the portfolio turnover rates for each of the Series, it is anticipated that the portfolio turnover rates for each of the Series will not exceed 100%.

ADDITIONAL INFORMATION CONCERNING THE INDICES


     S&P 500. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Corporation and the Trust. The S&P 500 Index Fund and the S&P 500 Index Series are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of the McGraw Hill Companies, Inc. ("Standard & Poor's") and Standard & Poor's makes no representation regarding the advisability of investing in the Fund or the Series.

     The Fund and the Series are not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation or warranty, express or implied, to the owners of shares of the Fund or the Series or any member of the public regarding the advisability of investing in securities generally or in the Fund or the Series particularly or the ability of the S&P 500 to track general stock market performance. Standard & Poor's only relationship to the Fund and the Series is the licensing of certain trademarks and trade names of Standard & Poor's and of the S&P 500 which is determined, composed and calculated by Standard & Poor's without regard to the Fund and the Series. Standard & Poor's has no obligation to take the needs of the Fund and the Series or the owners of shares of the Fund and the Series into consideration in determining, composing or calculating the S&P 500. Standard & Poor's is not responsible for and has not participated in the determination of the prices and amount of the Fund and the Series or the timing of the issuance of sale of shares of the Fund and the Series or in the determination or calculation of the equation by which the Fund and the Series is to be converted into cash. Standard & Poor's has no obligation or liability in connection with the administration, marketing or trading of the Fund and the Series.


     Standard & Poor's does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and Standard & Poor's shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's makes no warranty, express or implied, as to results to be obtained by the Fund, the Series, owners of shares of the Fund and the Series, or any other person or entity from the use of the S&P 500 Index or any data included therein. Standard & Poor's makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.



     Russell 2000. The Merrill Lynch Small Cap Index Fund and the Merrill Lynch Small Cap Index Series are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or the Series nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.



     Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000(R) Index. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.


     Frank Russell Company's publication of the Russell 2000(R) Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Index is based. Frank Russell company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Index or any data included in the Index. Frank Russell company makes no representation or warranty regarding the use, or the results of use, of the Index or any data included therein, or any security (or combination thereof) comprising the Index. Frank Russell company makes no other express or implied warranty, and expressly disclaims any warranty, of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Index or any data or any security (or combination thereof) included therein.

     EAFE Index. The Morgan Stanley Capital International ("MSCI") EAFE(R) Index is the exclusive property of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The MSCI EAFE(R) Index is a service mark of Morgan Stanley Group Inc. and has been licensed for use by MLAM and its affiliates.



     The Merrill Lynch International Index Fund and the Merrill Lynch International Index Series are not sponsored, endorsed, sold or promoted by Morgan Stanley. Morgan Stanley makes no representation or warranty, express or implied, to the owners of shares of the Fund and the Series or any member of the public regarding the advisability of investing in securities generally or in the Fund and a the Series particularly or the ability of the EAFE Index to track general stock market performance. Morgan Stanley is the licensor of certain trademarks, service marks and trade names of Morgan Stanley and of the EAFE Index. Morgan Stanley has no obligation to take the needs of the Fund and the Series or the owners of shares of the Fund and the Series into consideration in determining, composing or calculating the EAFE Index. Morgan Stanley is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the Fund and the Series to be issued or in the determination or calculation of the equation by which the shares of the Fund and the Series is redeemable for cash. Morgan Stanley has no obligation or liability to owners of shares of the Fund and the Series in connection with the administration, marketing or trading of the Fund and the Series.



     Although Morgan Stanley shall obtain information for inclusion in or for use in the calculation of the index from sources which Morgan Stanley considers reliable, Morgan Stanley does not guarantee the accuracy and/or the completeness of the index or any data included therein. Morgan Stanley makes no warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of shares of the Fund and the Series, or any other person or entity from the use of the index or any data included therein in connection with the rights licensed hereunder or for any other use. Morgan Stanley makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the index or any data included therein. Without limiting any of the foregoing, in no event shall Morgan Stanley have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.


                            MANAGEMENT OF THE FUNDS

BOARD OF DIRECTORS


     The Board of Directors of the Corporation consists of four individuals, three of whom are not "interested persons" of the Fund as defined in the Investment Company Act. The Board of Directors is responsible for the overall supervision of the operations of the Funds and performs the various duties imposed on the directors of investment companies by the Investment Company Act.


     The Directors of the Fund are:


     TERRY K. GLENN*--Executive Vice President of MLAM and Fund Asset Management, L.P. ("FAM") since 1983; Executive Vice President and Director of Princeton Services, Inc. since 1993; President of Merrill Lynch Funds Distributor, Inc. (the "Distributor") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988; and Director of Merrill Lynch Financial Data Services, Inc. since 1985.



     JACK B. SUNDERLAND--President and Director of American Independent Oil Company, Inc. (energy company) since 1987; Member of Council on Foreign Relations since 1971.



     STEPHEN B. SWENSRUD--Principal of Fernwood Associates (financial consultants).

     J. THOMAS TOUCHTON--Managing Partner of The Witt-Touchton Company and its predecessor The Witt Co. (private placement partnership) since 1972; Trustee Emeritus of Washington and Lee University; Director of TECO Energy, Inc. (electric utility holding company).

---------------

* Interested person, as defined by the Investment Company Act, of the Fund.

     The Directors of the Corporation are also Trustees of the Trust. The Directors have adopted procedures that they believe are reasonably designed to resolve any conflicts that arise in connection with this overlap.

ADMINISTRATION OF THE CORPORATION AND THE FUNDS

     The Corporation does not have an investment adviser, since all of each Fund's assets will be invested in its corresponding Series. The Corporation has retained the services of MLAM as administrator of the Funds (the
"Administrator"). Under the Administration Agreement, the Administrator provides the Funds with administrative services.

ADVISORY ARRANGEMENTS OF THE TRUST AND THE SERIES

     MLAM, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey (mailing address: Box 9011, Princeton, New Jersey 08543-9011) also acts as manager for the Trust and each Series and provides them with management and investment advisory services.


     MLAM is owned and controlled by Merrill Lynch & Co., Inc. ("ML & Co."), a financial services holding company and the parent of Merrill Lynch. MLAM or its affiliate, FAM, acts as the manager and investment adviser for more than 130 other registered investment companies. MLAM also offers portfolio management and portfolio analysis services to individuals and institutions. As of October 31, 1996, MLAM and FAM had a total of approximately $217.6 billion in investment company and other portfolio assets under management, including accounts of certain affiliates of MLAM.



     Eric Mitofsky is primarily responsible for the day-to-day management of the investments of the Merrill Lynch S&P 500 Index Series, Merrill Lynch Small Cap Index Series and Merrill Lynch International Index Series. Mr. Mitofsky has been associated with MLAM since 1987, and has been a Vice President of MLAM since 1992. Jay C. Harbeck and Gregory M. Maunz are primarily responsible for the day-to-day management of the investments of the Merrill Lynch Aggregate Bond Index Series. Mr. Harbeck has been a Vice President of MLAM since 1986, and Mr. Maunz has been a Vice President of MLAM since 1985.


EXPENSES

     The Funds pay the Administrator monthly compensation at the annual rates of the average daily net assets of each Fund as follows:


                               NAME OF FUND                               ADMINISTRATION FEE
     -----------------------------------------------------------------    ------------------
     Merrill Lynch S&P 500 Index Fund.................................           0.20%
     Merrill Lynch Small Cap Index Fund...............................           0.22%
     Merrill Lynch Aggregate Bond Index Fund..........................           0.14%
     Merrill Lynch International Index Fund...........................           0.24%

     In addition, the administration agreement with the Administrator (the "Administration Agreement") obligates the Corporation to pay certain expenses incurred in its operations including, among other things, legal and audit fees, registration fees, unaffiliated Directors' fees and expenses, custodian and transfer agency fees, accounting costs, the costs of issuing and redeeming shares and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information. Accounting services are provided to each Fund by the Administrator, and each Fund reimburses the Administrator for its costs in connection with such services on a semi-annual basis.

     The Series of the Trust pay the Manager monthly compensation at the annual rates of the average daily net assets of each Series as follows:


                               NAME OF SERIES                              MANAGEMENT FEE
     ------------------------------------------------------------------    --------------
     Merrill Lynch S&P 500 Index Series................................         0.05%
     Merrill Lynch Small Cap Index Series..............................         0.08%
     Merrill Lynch Aggregate Bond Index Series.........................         0.06%
     Merrill Lynch International Index Series..........................         0.11%


     In addition, the management agreement with the Manager (the "Management Agreement") obligates the Trust to pay certain expenses incurred in its operations including, among other things, legal and audit fees, registration fees, unaffiliated trustees' fees and expenses, custodian and transfer agency fees, accounting costs, the costs of issuing and redeeming shares and certain of the costs of printing proxies, shareholder reports, prospectuses and statements of additional information. Accounting services are provided to the Trust by the Manager, and each Series reimburses the Manager for its costs in connection with such services on a semi-annual basis.


     The Directors of the Corporation believe that the aggregate per share expenses of each Fund and corresponding Series should not be significantly greater than the expenses which each Fund would incur if it retained the services of an investment adviser and the assets of each Fund were invested directly in the type of securities held by the corresponding Series.


TRANSFER AGENCY SERVICES


     Merrill Lynch Financial Data Services, Inc. ("MLFDS" or the "Transfer Agent"), which is a wholly-owned subsidiary of ML & Co., acts as the Corporation's Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee for its services and is entitled to reimbursement for out-of-pocket expenses incurred by it under the Transfer Agency Agreement. MLFDS also acts as the transfer agent to the Trust.


CODES OF ETHICS


     The Board of Directors of the Corporation has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act which incorporates the Codes of Ethics of the Trust and of MLAM (together, the "Ethics Codes"). The Ethics Codes significantly restrict the personal investing activities of all employees of the Manager and, as described below, impose additional, more onerous, restrictions on fund investment personnel.


     The Ethics Codes require that all employees of the Manager preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Manager include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Manager. Furthermore, the Ethics Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Trust within periods of trading by the Series in the same (or equivalent) security (15 or 30 days depending upon the transaction).


                               PURCHASE OF SHARES

     Merrill Lynch Funds Distributor, Inc. (the "Distributor"), an affiliate of both MLAM and Merrill Lynch, acts as the distributor of the shares of the Fund.


     The Fund offers two classes of shares, Class A shares and Class D shares. Class A shares of the Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge, and are not subject to any ongoing account maintenance or distribution fee. Distribution of Class A shares of the Fund is limited to certain eligible investors. Class D shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge and are not subject to any ongoing distribution fee, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets.



     Class A shares are offered to a limited group of investors who participate in certain investment programs which charge a fee for participation, including the Merrill Lynch Mutual Fund Adviser program. In addition, Class A shares are offered to ML & Co. and its subsidiaries and their directors and employees and to members of the Boards of MLAM-advised investment companies, including the Corporation. For more information about these programs, contact the Distributor at 1-800-MER-FUND.


     Shares may be purchased directly from the Distributor, P.O. Box 9081, Princeton, New Jersey 08543-9081 (609) 282-2800), which has entered into a dealer agreement with Merrill Lynch. Shareholders may redeem their shares at any time at the next determined net asset value. The minimum initial purchase is $1,000 and the minimum subsequent purchase is $50, except that for retirement plans the minimum initial investment is $100 and the minimum subsequent purchase is $1. Merrill Lynch may charge its customers a processing fee (currently $4.85) for confirming purchases and repurchases. Purchase and redemptions directly through the Corporation's transfer agent are not subject to processing fees.

     The Distributor also acts as the placement agent for the Trust.

ACCOUNT MAINTENANCE PLAN

     Pursuant to a plan adopted by the Corporation with respect to the Class D shares of each Fund pursuant to Rule 12b-1 under the Investment Company Act (the "Plan"), the Class D shares of each Series pay the

Distributor an ongoing account maintenance fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets attributable to such shares. Pursuant to a sub-agreement with the Distributor, Merrill Lynch also provides account maintenance services in respect of the Class D shares of each Fund. The ongoing account maintenance fee compensates the Distributor and Merrill Lynch for providing account maintenance services to Class D shareholders.

                              REDEMPTION OF SHARES


     Each Fund is required to redeem all full and fractional shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. There will be no additional charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund at such time. The Corporation will generally pay redemptions in cash; however, if requested by a shareholder, at the discretion of the Administrator the Corporation may pay a redemption or repurchase of shares in an amount of $10,000,000 or more (which amount may be decreased or increased by the Administrator from time to time) with portfolio securities.


REDEMPTION

     A shareholder wishing to redeem shares may do so without charge by tendering the shares directly to the Transfer Agent, Merrill Lynch Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Merrill Lynch Financial Data Services, Inc., Transfer Agency Operations Department, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Redemption requests should not be sent to the Corporation. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Proper notice of redemption in the case of shares for which certificates have been issued may be accomplished by a written letter as noted above accompanied by certificates for the shares to be redeemed. The notice in either event requires the signatures of all persons in whose names the shares are registered, signed exactly as their names appear on the Transfer Agent's register or on the certificate, as the case may be. The signature(s) on the notice must be guaranteed by an "eligible guarantor institution" as such term is defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. "Eligible guarantor institution(s)" include certain banks, brokers, dealers, credit unions, securities exchanges and associations, clearing agencies and savings association. Notarized signatures are not sufficient. In certain instances, the Transfer Agent may require additional documents, such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority. For shareholders redeeming directly with the Transfer Agent, payment will be mailed within seven days of receipt of a proper notice of redemption.

     At various times a Fund may be requested to redeem shares for which it has not yet received good payment. The Fund may delay or cause to be delayed the mailing of a redemption check until such time as it has assured itself that good payment (e.g., cash or certified check drawn on a United States bank) has been collected for the purchase of such shares. Normally, this delay will not exceed 10 days.

REPURCHASE

     Each Fund also will repurchase shares through a shareholder's listed securities dealer. The Funds normally will accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after receipt of the order by the dealer, provided that the request for repurchase is received by the dealer prior to the close of business on the New York Stock Exchange on the day received, and such request is received by a Fund from such dealer not later than 30 minutes after the close of business on the New York Stock Exchange (generally 4:00 P.M., New York time), on the same day. Dealers have the responsibility to submit such repurchase requests to the Fund not later than 30 minutes after the close of business on the New York Stock Exchange in order to obtain that day's closing price.

     The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by a Fund. Securities firms which do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Merrill Lynch may charge its customers a processing fee (presently $4.85) to confirm a repurchase of shares to such customers. Redemptions directly through the Fund's Transfer Agent are not subject to the processing fee. The Corporation reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. A shareholder whose order for repurchase is rejected by a Fund, however, may redeem shares as set forth above.

                              SHAREHOLDER SERVICES

     The Corporation offers a number of shareholder services and investment plans designed to facilitate investment in its shares. Full details as to each of such services, copies of the various plans described below and instructions as to how to participate in the various plans and services, or to change options with respect thereto, can be obtained from the Corporation, the Distributor or Merrill Lynch. Included in such services are the following:

INVESTMENT ACCOUNT

     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gains distributions. The statement will also show any other activity in the account since the preceding statements. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchase and the reinvestment of ordinary income dividends and long-term capital gains distribution. Shareholders may make additions to their Investment Account at any time by mailing a check directly to the Transfer Agent. Shareholders may also maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name will be opened automatically, without charge, at the Transfer Agent. Shareholders interested in transferring their shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he be issued certificates for his shares, and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence. Shareholders considering transferring from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the account is to be transferred will not take delivery of shares of a Fund, a shareholder must either redeem the shares so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain an account at Merrill Lynch for those shares.

     Share certificates are issued only for full shares and only upon the specific request of the shareholder. Issuance of certificates representing all or only part of the full shares in an Investment Account may be requested by a shareholder directly from the Transfer Agent.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     All dividends and capital gains distributions are reinvested automatically in full and fractional shares of the Funds at the net asset value per share next determined on the ex-dividend date of such dividends and distributions. A shareholder may at any time, by written notification or by telephone (1-800-MER-FUND) or by written notification to Merrill Lynch if the shareholder's account is maintained with Merrill Lynch, or the Transfer Agent, if the shareholder's account is maintained with the Transfer Agent, elect to have subsequent dividends, or both dividends and capital gains distributions, paid in cash rather than reinvested, in which event payment will be mailed on or about the payment date.

SYSTEMATIC WITHDRAWAL PLANS


     A shareholder may elect to receive systematic withdrawal payments from such shareholder's Investment Account in the form of payments by check or through automatic payment by direct deposit to such shareholder's bank account on either a monthly or quarterly basis. Shareholders whose shares are held within a CMA(R), CBA(R) or Retirement Account may elect to have shares redeemed on a monthly, bi-monthly, quarterly, semiannual or annual basis through the Systematic Redemption Program, subject to certain conditions.


AUTOMATIC INVESTMENT PLANS


     Regular additions of shares may be made in an investor's Investment Account by prearranged charges of $50 or more to such investor's regular bank account. Investors who maintain CMA(R) accounts may arrange to have periodic investments made in the Funds in their CMA(R) account or in certain related accounts in amounts of $100 or more through the CMA(R) Automated Investment Program.


RETIREMENT PLANS

     Self-directed individual retirement accounts and other retirement plans are available from Merrill Lynch. Under these plans, investments may be made in the Funds and in certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch charges an initial establishment fee and an annual custodial fee for each account. In addition, eligible shareholders of a Fund may participate in a variety of qualified employee benefit plans which are available from the Distributor. The minimum initial purchase to establish any such plan is $100 and the minimum subsequent purchase is $1.

                                PERFORMANCE DATA

     From time to time a Fund may include its average annual total return and/or yield for various specified time periods in advertisements or information furnished to present or prospective shareholders. Average annual total return and yield are computed in accordance with formulas specified by the Securities and Exchange Commission.

     Average annual total return quotations for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

     Each Fund also may quote total return and aggregate total return performance data for various specified time periods. Such data will be calculated substantially as described above, except that the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return generally will be lower than average annual total return data since the average annual rates of return reflect compounding; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. A Fund's total return may be expressed either as a percentage or as a dollar amount in order to illustrate the effect of such total return on a hypothetical $1,000 investment in the Fund at the beginning of each specified period.

     Total return figures are based on a Fund's historical performance and are not intended to indicate future performance. A Fund's total return will vary depending on market conditions, the securities comprising the Fund's portfolio, the Fund's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in a Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by
(b) the average number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period.

     Each Fund will generally compare its performance to the index it attempts to replicate. A Fund may also compare its performance to data contained in publications such as Lipper Analytical Services, Inc., or performance data published by Morningstar Publications, Inc., Money Magazine, U.S. News and World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine. From time to time, a Fund may include the Fund's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature. As with other performance data, performance comparisons should not be considered representative of a Fund's relative performance for any future period.

     The Funds' annual report will contain additional performance information and will be available upon request and without charge.

                                     TAXES


       The Funds and Their Shareholders. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Code. If it so qualifies, in any taxable year in which it distributes (in cash or additional shares of the Fund) at least 90% of its taxable net income, the Fund will not be subject to Federal income tax to the extent that it distributes its net investment income and realized capital gains to its shareholders. Each Fund intends to distribute substantially all of such income.



     Dividends paid by a Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from a Fund's net realized long-term capital gains (including long-term gains from certain transactions in futures and options)("capital gains dividends") are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).



     Dividends are taxable to shareholders even though they are reinvested in additional shares of a Fund. Not later than 60 days after the close of its taxable year, the Funds will provide shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends. A portion of the ordinary income dividends paid by the S&P 500 Index Fund and the Small Cap Index Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met. Distributions paid by the Aggregate Bond Index Fund and the International Index Fund will not be eligible for the dividends received deduction. If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.



     Ordinary income dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under the applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.



     Foreign source income received by the International Index Fund and the Aggregate Bond Index Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders of the International Index Fund may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by the Fund. The International Index Fund expects to be eligible, and intends, to file an election with the IRS pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate shares as taxes paid by them, and deduct such proportionate shares in computing their taxable incomes or, alternatively, subject to certain restrictions, use them as foreign tax credits against their U.S.

income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The International Index Fund will report annually to its shareholders the amount per share of such withholding taxes.



     Redemptions and exchanges of a Fund's shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events. A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.



     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Funds or who, to the Funds' knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.


     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and these Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.


     Ordinary income and capital gains dividends, as well as gains on the sale or exchange of shares, may also be subject to state and local taxes.


     This summary does not discuss the state or local income tax, or the estate or inheritance tax, consequences of an investment in a Fund.


     Shareholders are urged to consult their advisers as to specific questions regarding Federal, foreign, state or local taxes.



     The Series. The Trust and each Fund have received a private letter ruling from the IRS, in which the IRS has ruled that each Series is classified as a partnership for tax purposes and, based upon that ruling, that each Fund will be entitled to look to the underlying assets of the Series in which it has invested for purposes of satisfying the diversification and other requirements of the Code applicable to RICs. If any of the facts upon which such ruling is premised change in any material respect (e.g., if the Trust were required to register its interests under the Securities Act) and the Trust is unable to obtain a revised private letter ruling from the IRS indicating that each Series will continue to be classified as a partnership, then the Board of Directors of the Corporation will determine, in its discretion, the appropriate course of action for the Funds. One possible course of action would be to withdraw the Funds' investments from the Series and to retain an investment adviser to manage the Funds' assets in accordance with the investment policies applicable to the respective Fund. See "Investment Objectives and Policies."

                             ADDITIONAL INFORMATION

DIVIDENDS AND DISTRIBUTIONS


     It is each Fund's intention to distribute all of its net investment income, if any. Dividends from such net investment income will be paid at least annually with respect to each of the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund. Dividends with respect to the Aggregate Bond Fund will be declared daily and paid monthly. All net realized long- or short-term capital gains, if any, are distributed to Fund shareholders at least annually. Dividends will be reduced by account maintenance and transfer agency fees payable by the shareholders of a Fund. Dividends and distributions will be reinvested automatically in shares of the Funds, at net asset value. Shareholders may elect in writing to receive any such dividends or distributions, or both, in cash. Dividends and distributions are taxable to shareholder whether they are reinvested in shares of a Fund or received in cash. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the calendar year.


     See "Shareholder Services--Automatic Reinvestment of Dividends and Capital Gains Distributions" for information as to how to elect either dividend reinvestment or cash payments.

DETERMINATION OF NET ASSET VALUE


     Net asset value per share is determined once daily as of 15 minutes after the close of business on the New York Stock Exchange (generally 4:00 P.M., New York time) on days during which the New York Stock Exchange is open for trading (a "Pricing Day"). The net asset value is computed by dividing the market value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Administrator and the Distributor, and the advisory fees payable indirectly by the Series of the Trust to the Manager, are accrued daily.



     The principal assets of each Fund will normally be its interest of the underlying Series, which will be valued at its net asset value. A Series' securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid prices as at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trustees of the Trust.


     Each investor in the Trust may add to or reduce its investment in any Series on each Pricing Day. The value of each investor's (including the respective Funds') interest in a Series will be determined as of 15 minutes after the close of business on the New York Stock Exchange (generally 4:00 P.M., New York Time) by multiplying the net asset value of the Series by the percentage, effective for that day, that represents that investor's share of the aggregate interests in such Series. Any additions or withdrawals, which are to be effected on that day, will then be effected. The investor's percentage of a Series will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Series as of the time or determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the aggregate investments in the Series by all investors in the Series effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Series as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Series by all investors in the Series. The percentage so determined will then be applied to determine the value of the investor's interest in such Series as of 15 minutes after the close of business of the New York Stock Exchange on the next Pricing Day of the Series.


ORGANIZATION OF THE CORPORATION

     The Corporation is a Maryland corporation incorporated on October 25, 1996. It has an authorized capital of 1,000,000,000 shares of Common Stock, par value $0.0001 per share, divided into 125,000,000 shares each of Class A and Class D shares for each of the four Funds: Merrill Lynch S&P 500 Index Fund, Merrill Lynch Small Cap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund. Class A and Class D shares of a Fund represent interests in the same assets of the Series and are identical in all respects except that the Class D shares bear certain expenses related to the account maintenance associated with such shares. Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures.

     Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Directors (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. All shares of each Fund have equal voting rights, except that each Fund has exclusive voting rights to matters affecting only such Fund, and except that as noted above, Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that, as noted above, Class D shares bear certain additional expenses. Shares issued are fully-paid and non-assessable by the Fund. Voting rights for Directors are not cumulative.

     The Trust consists of four Series, and is organized as a Delaware business trust. Whenever investors in a Series are requested to vote on a fundamental policy of a Series, the Corporation will hold a meeting of its shareholders and will cast its vote as instructed by such shareholders.

SHAREHOLDER INQUIRIES

     Shareholder inquiries may be addressed to the Funds at the address or telephone number set forth on the cover page of this Prospectus.

SHAREHOLDER REPORTS

     Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for each of the shareholder's related accounts the shareholder should notify in writing:

                  Merrill Lynch Financial Data Services, Inc.
                         P.O. Box 45289
                         Jacksonville, Florida
                         32232-5289

     The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch and/or mutual fund account numbers. If you have any questions regarding this please call your Merrill Lynch financial consultant or Merrill Lynch Financial Data Services, Inc. at 800-637-3863.

                                   APPENDIX A

     The Series are authorized to use certain instruments, including indexed securities, options, futures and swaps, as described below. Such instruments, which may be regarded as derivatives, are referred to collectively herein as "Strategic Instruments."

INDEXED SECURITIES

     The Series may invest in securities the potential return of which is based on the change in particular measurements of value or rate (an "index"). As an illustration, a Series may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities, or based on the relative changes of two indices. If a Series invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index or indices.

OPTIONS ON SECURITIES AND SECURITIES INDICES

     Purchasing Options. Each Series is authorized to purchase put options on securities held in its portfolio or securities indices the performance of which is substantially replicated by securities held in its portfolio. When a Series purchases a put option, in consideration for an upfront payment (the "option premium") the Series acquires a right to sell to another party specified securities owned by the Series at a specified price (the "exercise price") on or before a specified date (the "expiration date"), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Series' risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option's expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, the Series will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put.

     Each Series is also authorized to purchase call options on securities it intends to purchase or securities indices. When a Series purchases a call option, in consideration for the option premium the Series acquires the right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Series from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Series is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Series believes to be attractive, in the case of an option on an index (an "anticipatory hedge"). In the event the Series determines not to purchase a security underlying a call option, however, the Series may lose the entire option premium.

     Each Series is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

     Writing Options. Each Series is authorized to write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which is substantially replicated by securities held in its portfolio. When a Series writes a call option, in return for an option premium the Series gives another party the right to buy specified securities owned by the Series at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which a Series has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Series will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, a Series limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding.

     Each Series may also write put options on securities or securities indices. When a Series writes a put option, in return for an option premium the Series gives another party the right to sell to the Series a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which the Series has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Series will profit by the amount of the option premium. By writing a put option, however, a Series will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when the Series writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Series for writing the put option. A Series will write a put option on a security or a securities index only if the Series would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options--for example, the sale and purchase of options with identical expiration dates on the same security or index but different exercise prices (a technique called a "spread").

     Each Series is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased.

     Other than with respect to closing transactions, the Series will only write call or put options that are "covered." A call or put option will be considered covered if a Series has segregated assets with respect to such option in the manner described in "Risk Factors in Strategic Instruments" below. A call option will also be considered covered if a Series owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which substantially replicate the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

     Types of Options. Each Series may engage in transactions in options on securities or securities indices on exchanges and in the over-the-counter ("OTC") markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and seller, but generally do not require the parties to post margin and are subject to greater risk of counterparty default. See "Additional Risk Factors of OTC Transactions" below.

FUTURES

     Each Series may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of a commodity at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Series is required to deposit collateral ("margin") equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Series will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. The Series will further limit transactions in futures and options on futures to the extent necessary to prevent the Series from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

SWAPS

     The Series are authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of securities or equity index. Swap agreements may also be used to obtain exposure to an equity or market without owning or taking physical custody of securities in circumstances in which direct investment is restricted by local law or is otherwise impractical.

RISK FACTORS IN STRATEGIC INSTRUMENTS

     The Series intend to enter into transactions involving Strategic Instruments only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under "Additional Risk Factors of OTC Transactions." However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a Strategic Instrument or a Series will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a Strategic Instrument without incurring substantial losses, if at all.

     Certain transactions in Strategic Instruments (e.g., futures transactions, sales of put options) may expose a Series to potential losses which exceed the amount originally invested by the Series in such instruments. When a Series engages in such a transaction, the Series will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Series' exposure, on a mark-to-market basis, to the transaction (as calculated pursuant to requirements of the Securities and Exchange Commission). Such segregation will ensure that the Series has assets available to satisfy its obligations with respect to the transaction, but will not limit the Series' exposure to loss.

ADDITIONAL RISK FACTORS OF OTC TRANSACTIONS; LIMITATIONS ON THE USE OF OTC STRATEGIC INSTRUMENTS

     Certain Strategic Instruments traded in OTC markets, including indexed securities, swaps and OTC options, may be substantially less liquid than other instruments in which a Series may invest. The absence of liquidity may make it difficult or impossible for a Series to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Series to ascertain a market value for such instruments. A Series will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Manager anticipates the Series can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer's quotation may be used.

     The staff of the Securities and Exchange Commission has taken the position that purchased OTC options and the assets underlying written OTC options are illiquid securities. The Series have therefore adopted an investment policy pursuant to which they will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by the Series, the market value of the securities underlying OTC call options currently outstanding which have been sold by the Series and margin deposits on the Series' outstanding OTC options exceeds 15% of the total assets of the Series, taken at market value, together with all other assets of the Series which are deemed to be illiquid or are otherwise not readily marketable. However, if an OTC option is sold by the Series to a dealer in U.S. government securities recognized as a "primary dealer" by the Federal Reserve Bank of New York and the Series has the unconditional contractual right to repurchase such OTC option at a predetermined price, then the Series will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's exercise price).

     Because Strategic Instruments traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Series has unrealized gains in such instruments or has deposited collateral with its counterparty the Series is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. The Series will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in Strategic Instruments traded in OTC markets only with financial institutions which have substantial capital or which have provided the Series with a third-party guaranty or other credit enhancement.

ADDITIONAL LIMITATIONS ON THE USE OF STRATEGIC INSTRUMENTS

     The Series may not use any Strategic Instrument to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

                    APPENDIX B -- DESCRIPTION OF COMMERCIAL
                             PAPER AND BOND RATINGS

COMMERCIAL PAPER

     Description of relevant commercial paper ratings of Standard & Poor's Ratings Group ("S&P") are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     A-3: Issues carrying this designation have an adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     Description of the relevant commercial paper ratings of Moody's Investors Service, Inc. ("Moody's") are as follows:

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          -- Leading market positions in well-established industries.

          -- High rates of return on funds employed.

          -- Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurement and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

CORPORATE BONDS

     Descriptions of the bond ratings of S&P are:

     AAA-- Debt rated AAA has the highest rating assigned by Standard & Poor's.
           Capacity to pay interest and repay principal is extremely strong.

     AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A    -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

     BB, B, CCC, CC or C--Debt rated BB, B, CCC, CC or C is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse debt conditions.

     C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

     D -- Debt rated D is in default and payment of interest and/or repayment of principal is in arrears.

     The ratings from AA to CC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

     Descriptions of the bond ratings of Moody's are as follows:

     Aaa  -- Bonds which are rated Aaa are judged to be of the best quality.
             They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat greater than the Aaa securities.

     A    -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba   -- Bonds which are rated Ba are judged to have speculative elements;
             their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B   -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

     C   -- Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies modifiers to each rating classification from Aa through B to indicate relative ranking within its rating categories. The modifier "1" indicates that a security ranks in the higher end of its rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its rating category.

                    [This page is intentionally left blank.]

          MERRILL LYNCH INDEX FUNDS, INC.--AUTHORIZATION FORM (PART 1)

--------------------------------------------------------------------------------


NOTE: THIS FORM MAY NOT BE USED FOR PURCHASES THROUGH THE MERRILL LYNCH
      BLUEPRINTSM PROGRAM. YOU MAY REQUEST A MERRILL LYNCH BLUEPRINTSM PROGRAM APPLICATION BY CALLING (800) 637-3766.

--------------------------------------------------------------------------------
1. SHARE PURCHASE APPLICATION


   I, being of legal age, wish to purchase: (choose one)


                [ ] Class A shares                Class D shares



of the following Funds of Merrill Lynch Index Funds, Inc.



           [ ] Merrill Lynch S&P 500 Index Fund                          [ ] Merrill Lynch Aggregate Bond Index Fund
           [ ] Merrill Lynch Small Cap Index Fund                        [ ] Merrill Lynch International Index Fund



and establish an Investment Account as described in the Prospectus. In the event that I am not eligible to purchase Class A shares, I understand that Class D shares will be purchased.



   I enclose a check for $.......... payable to Merrill Lynch Financial Data
Services, Inc., as an initial investment (minimum $1,000 per Fund). I understand that this purchase will be executed at the applicable offering price next to be determined after this Application is received by you.



Name............................................................................

     First Name                    Initial                    Last Name

Name of Co-Owner (if any).......................................................
                      First Name            Initial           Last Name

Address.........................................................................

 ................................................................................
                                                                      (Zip Code)

Occupation......................................................................

 ................................................................................
                               Signature of Owner

Name and Address of Employer....................................................

 ................................................................................

 ................................................................................
                         Signature of Co-Owner (if any)

(In the case of co-owner, a joint tenancy with right of survivorship will be presumed unless otherwise specified.)
--------------------------------------------------------------------------------
2. DIVIDEND AND CAPITAL GAIN DISTRIBUTION OPTION

                        Ordinary Income Dividends                            Long-Term Capital Gains
                        ---------------------------------                    ---------------------------------
                        SELECT  [ ]     Reinvest                             SELECT  [ ]     Reinvest
                        ONE:   [ ]      Cash                                 ONE:   [ ]      Cash
                        ---------------------------------                    ---------------------------------

If no election is made, dividends and capital gains will be automatically reinvested at net asset value without a sales charge.

IF CASH, SPECIFY HOW YOU WOULD LIKE YOUR DISTRIBUTIONS PAID TO YOU:   [ ] Check
or  [ ] Direct Deposit to bank account

IF DIRECT DEPOSIT TO BANK ACCOUNT IS SELECTED, PLEASE COMPLETE BELOW:


I hereby authorize payment of dividend and capital gain distributions by direct deposit to my bank account and, if necessary, debit entries and adjustments for any credit entries made to my account in accordance with the terms I have selected on the Merrill Lynch Index Funds, Inc. Authorization Form.


SPECIFY TYPE OF ACCOUNT (CHECK ONE):  [ ] checking [ ] savings

Name on your Account............................................................

Bank Name.......................................................................

Bank Number ................................................... Account
Number..........................................................................

Bank Address....................................................................

I AGREE THAT THIS AUTHORIZATION WILL REMAIN IN EFFECT UNTIL I PROVIDE WRITTEN NOTIFICATION TO MERRILL LYNCH FINANCIAL DATA SERVICES, INC. AMENDING OR TERMINATING THIS SERVICE.

Signature of Depositor..........................................................

Signature of Depositor ......................................................
Date............................................................................
(if joint account, both must sign)

NOTE: IF DIRECT DEPOSIT TO BANK ACCOUNT IS SELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" OR A DEPOSIT SLIP FROM YOUR SAVINGS ACCOUNT SHOULD ACCOMPANY THIS APPLICATION.

--------------------------------------------------------------------------------

3. SOCIAL SECURITY NUMBER OR TAXPAYER IDENTIFICATION NUMBER

            Social Security Number or Taxpayer Identification Number

   Under penalty of perjury, I certify (1) that the number set forth above is my correct Social Security Number or Taxpayer Identification Number and (2) that I am not subject to backup withholding (as discussed in the Prospectus under "Taxes") either because I have not been notified that I am subject thereto as a result of a failure to report all interest or dividends, or the Internal Revenue Service ("IRS") has notified me that I am no longer subject thereto.

   INSTRUCTION: YOU MUST STRIKE OUT THE LANGUAGE IN (2) ABOVE IF YOU HAVE BEEN NOTIFIED THAT YOU ARE SUBJECT TO BACKUP WITHHOLDING DUE TO UNDERREPORTING AND IF YOU HAVE NOT RECEIVED A NOTICE FROM THE IRS THAT BACKUP WITHHOLDING HAS BEEN TERMINATED. THE UNDERSIGNED AUTHORIZES THE FURNISHING OF THIS CERTIFICATION TO OTHER MERRILL LYNCH SPONSORED MUTUAL FUNDS.

 .............................................................         ............................................................
                      Signature of Owner                                             Signature of Co-Owner (if any)

--------------------------------------------------------------------------------


5. FOR DEALER ONLY


---                      Branch Office, Address, Stamp
---

-
-

-
-
---
---

This form, when completed, should be mailed to:


ML Index Funds

c/o Merrill Lynch Financial Data Services, Inc.
P.O. Box 45289
Jacksonville, Florida 32232-5289

We hereby authorize Merrill Lynch Funds Distributor, Inc. to act as our agent in connection with transactions under this authorization form and agree to notify the Distributor of any purchases or sales made under a Letter of Intention, Automatic Investment Plan or Systematic Withdrawal Plan. We guarantee the shareholder's signature.

 ...............................................................
                            Dealer Name and Address

By .............................................................................
                         Authorized Signature of Dealer

---------                    ------------

                                                  ..............................
---------                    ------------
Branch-Code                    F/C No.            F/C Last Name
---------                     ---------------

---------                     ---------------
Dealer's Customer Account No.

--------------------------------------------------------------------------------

          MERRILL LYNCH INDEX FUNDS, INC.--AUTHORIZATION FORM (PART 2)

--------------------------------------------------------------------------------

NOTE: THIS FORM IS REQUIRED TO APPLY FOR THE SYSTEMATIC WITHDRAWAL OR AUTOMATIC INVESTMENT PLANS ONLY.
--------------------------------------------------------------------------------

1. ACCOUNT REGISTRATION

                                                                      ------------------------------------------------------

Name of Owner..................................................
                                                                      ------------------------------------------------------
                                                                                          Social Security No.
                                                                                     or Taxpayer Identification No.
Name of Co-Owner (if any)......................................
Address........................................................       Account Number ............................................
                                                                      (if existing account)
 ...............................................................

--------------------------------------------------------------------------------

2. SYSTEMATIC WITHDRAWAL PLAN--CLASS A AND CLASS D SHARES ONLY (SEE TERMS AND CONDITIONS IN THE STATEMENT OF ADDITIONAL INFORMATION)


   MINIMUM REQUIREMENTS: $10,000 for monthly disbursements, $5,000 for quarterly, of [ ] Class A or [ ] Class D shares of the following Funds of Merrill Lynch Index Funds, Inc.



           [ ] Merrill Lynch S&P 500 Index Fund                          [ ] Merrill Lynch Aggregate Bond Index Fund
           [ ] Merrill Lynch Small Cap Index Fund                        [ ] Merrill Lynch International Index Fund



at cost or current offering price. Withdrawals to be made either (check one) [ ] Monthly on the 24th day of each month, or [ ] Quarterly on the 24th day of March, June, September and December. If the 24th falls on a weekend or holiday, the next succeeding business day will be utilized. Begin systematic withdrawal on ............. (month), or as soon as possible thereafter.


SPECIFY HOW YOU WOULD LIKE YOUR WITHDRAWAL PAID TO YOU (CHECK ONE):  [ ]
$............. or [ ] .............% of the current value of  [ ] Class A or  [
] Class D shares in the account.

SPECIFY WITHDRAWAL METHOD: [ ] check or [ ] direct deposit to bank account (check one and complete part (a) or (b) below):

DRAW CHECKS PAYABLE (CHECK ONE)

(A) I HEREBY AUTHORIZE PAYMENT BY CHECK
   [ ] as indicated in Item 1.
   [ ] to the order of..........................................................

Mail to (check one)
   [ ] the address indicated in Item 1.
   [ ] Name (please print)......................................................

     Address ...................................................................

          ......................................................................

          Signature of Owner
  ..............................................................................
       Date ....................................................................

          Signature of Co-Owner (if any) .......................................

(B) I HEREBY AUTHORIZE PAYMENT BY DIRECT DEPOSIT TO BANK ACCOUNT AND, IF NECESSARY, DEBIT ENTRIES AND ADJUSTMENTS FOR ANY CREDIT ENTRIES MADE TO MY ACCOUNT. I AGREE THAT THIS AUTHORIZATION WILL REMAIN IN EFFECT UNTIL I PROVIDE WRITTEN NOTIFICATION TO MERRILL LYNCH FINANCIAL DATA SERVICES, INC. AMENDING OR TERMINATING THIS SERVICE.

Specify type of Account (check one): [ ] checking [ ] savings

Name on your account............................................................

Bank Name.......................................................................

Bank Number .............................................................
Account Number..................................................................

Bank Address....................................................................

 ................................................................................

Signature of Depositor
 ..............................................................................
Date............................................................................

Signature of Depositor..........................................................
(If joint account, both must sign)


NOTE: IF DIRECT DEPOSIT IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" OR

A DEPOSIT SLIP FROM YOUR SAVINGS ACCOUNT SHOULD ACCOMPANY THIS APPLICATION.

--------------------------------------------------------------------------------

3. APPLICATION FOR AUTOMATIC INVESTMENT PLAN

   I hereby request that Merrill Lynch Financial Data Services, Inc. draw an automated clearing house ("ACH") debit on my checking account as described below each month to purchase (choose one):


               [ ] Class A shares               [ ] Class D shares



of the following "Funds" of Merrill Lynch Index Funds, Inc.



           [ ] Merrill Lynch S&P 500 Index Fund                          [ ] Merrill Lynch Aggregate Bond Index Fund
           [ ] Merrill Lynch Small Cap Index Fund                        [ ] Merrill Lynch International Index Fund



subject to the terms set forth below. In the event that I am not eligible to purchase Class A shares, I understand that Class D shares will be purchased.


                  MERRILL LYNCH FINANCIAL DATA SERVICES, INC.


You are hereby authorized to draw an ACH debit each month on my bank account for investment in Merrill Lynch Index Funds, Inc. as indicated below:


   Amount of each ACH debit $...................................................

   Account Number...............................................................

Please date and invest ACH debits on the 20th of each month beginning
 .............................. or as soon thereafter as possible.
(month)

I agree that you are drawing these ACH debits voluntarily at my request and that you shall not be liable for any loss arising from any delay in preparing or failure to prepare any such debit. If I change banks or desire to terminate or suspend this program, I agree to notify you promptly in writing. I hereby authorize you to take any action to correct erroneous ACH debits of my bank account or purchases of fund shares including liquidating shares of the Fund and crediting my bank account. I further agree that if a debit is not honored upon presentation, Merrill Lynch Financial Data Services, Inc. is authorized to discontinue immediately the Automatic Investment Plan and to liquidate sufficient shares held in my account to offset the purchase made with the dishonored debit.

 .................      .......................................
     Date                      Signature of Depositor

                     .......................................
                              Signature of Depositor
                         (If joint account, both must sign)
                                AUTHORIZATION TO
                                HONOR ACH DEBITS
                             DRAWN BY MERRILL LYNCH
                         FINANCIAL DATA SERVICES, INC.

To..........................................................................Bank
                               (Investor's Bank)

Bank Address....................................................................

City .......... State .......... Zip Code.......................................

As a convenience to me, I hereby request and authorize you to pay and charge to my account ACH debits drawn on my account by and payable to Merrill Lynch Financial Data Services, Inc. . I agree that your rights in respect to each such debit shall be the same as if it were a check drawn on you and signed personally by me. This authority is to remain in effect until revoked by me in writing. Until you receive such notice, you shall be fully protected in honoring any such debit. I further agree that if any such debit be dishonored, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability.

 ....................   .......................................
       Date                            Signature of Depositor

 ....................   .......................................
Bank Account Number                    Signature of Depositor

                               (If joint account, both must sign)

NOTE: IF AUTOMATIC INVESTMENT PLAN IS ELECTED, YOUR BLANK, UNSIGNED CHECK MARKED "VOID" SHOULD ACCOMPANY THIS APPLICATION.

           ADMINISTRATOR OF THE CORPORATION AND MANAGER OF THE TRUST

                      Merrill Lynch Asset Management, L.P.
                            Administrative Offices:
                             800 Scudders Mill Road
                             Plainsboro, New Jersey

                                Mailing Address:
                                    Box 9011
                        Princeton, New Jersey 08543-9011

                                  DISTRIBUTOR
                     Merrill Lynch Funds Distributor, Inc.

                            Administrative Offices:
                             800 Scudders Mill Road

                          Plainsboro, New Jersey 08536


                                Mailing Address:
                                    Box 9081
                        Princeton, New Jersey 08543-9081

                                   CUSTODIAN

                        Merrill Lynch S&P 500 Index Fund


                       Merrill Lynch Small Cap Index Fund


                    Merrill Lynch Aggregate Bond Index Fund



                          Merrill Lynch Trust Company


                             800 Scudders Mill Road


                          Plainsboro, New Jersey 08536



                     Merrill Lynch International Index Fund



                        State Street Bank Trust Company


                                  P.O. Box 351


                           Boston Massachusetts 02101


                                 TRANSFER AGENT
                  Merrill Lynch Financial Data Services, Inc.

                            Administrative Offices:
                           4800 Deer Lake Drive East
                        Jacksonville, Florida 32246-6484

                                Mailing Address:
                                 P.O. Box 45289
                        Jacksonville, Florida 32246-5289

                              INDEPENDENT AUDITORS

                             Deloitte & Touche LLP

                                117 Campus Drive
                        Princeton, New Jersey 08540-6400

                                    COUNSEL
                   Shereff, Friedman, Hoffman & Goodman, LLP
                                919 Third Avenue
                            New York, New York 10022

------

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, IN CONNECTION WITH THE OFFER CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE CORPORATION OR THE DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                             ---------------------

                               TABLE OF CONTENTS


                                        PAGE
                                        ----
Fee Table...............................   2
Investment Objectives and Policies......   4
Management of the Funds.................  17
Purchase of Shares......................  20
Redemption of Shares....................  21
Shareholder Services....................  22
Performance Data........................  24
Taxes...................................  25
Additional Information..................  27
Appendix A.............................. A-1
Appendix B.............................. A-5
Authorization Form...................... A-9
Code #19003-0197


          YZa

          MERRILL LYNCH
          INDEX FUNDS, INC.


          PROSPECTUS                                              mlynch compass

          January 31, 1997
          Distributor:
          Merrill Lynch
          Funds Distributor, Inc.
          This prospectus should be
          retained for future reference.

                      STATEMENT OF ADDITIONAL INFORMATION

                        MERRILL LYNCH INDEX FUNDS, INC.
     Box 9011, Princeton, New Jersey 08543-9011 -- Phone No. (609) 282-2800
                            ------------------------

     Merrill Lynch Index Funds, Inc. (the "Corporation") currently consists of four portfolios or series: Merrill Lynch S&P 500 Index Fund ("S&P 500 Index Fund"), Merrill Lynch Small Cap Index Fund ("Small Cap Index Fund"), Merrill Lynch Aggregate Bond Index Fund ("Aggregate Bond Index Fund") and Merrill Lynch International Index Fund ("International Index Fund") (collectively, the "Funds," and each, a "Fund"). Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund will seek to achieve its objective by investing all of its assets in the series (collectively, the "Series," and each, a "Series") of Merrill Lynch Index Trust (the "Trust") that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. There can be no assurance that the investment objectives of the Funds will be achieved.

     Each Fund offers two classes of shares, Class A shares and Class D shares. Class A shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge, and are not subject to any ongoing account maintenance or distribution fee. Distribution of Class A shares of each Fund is limited to certain eligible investors. Class D shares of each Fund are offered at a price equal to the next determined net asset value per share without the imposition of any front-end or deferred sales charge and are not subject to any ongoing distribution fee, but are subject to an ongoing account maintenance fee at an annual rate of 0.25% of average daily net assets.


     This Statement of Additional Information for the Funds is not a prospectus and should be read in conjunction with the prospectus of the Funds, dated January 31, 1997 (the "Prospectus"), which has been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or by writing the Funds at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                            ------------------------
              MERRILL LYNCH ASSET MANAGEMENT, L.P. - ADMINISTRATOR MERRILL LYNCH FUNDS DISTRIBUTOR, INC. - DISTRIBUTOR
                            ------------------------

    THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS JANUARY 31, 1997

                       INVESTMENT OBJECTIVES AND POLICIES

     Merrill Lynch Index Funds, Inc. currently consists of four series: Merrill Lynch S&P 500 Index Fund, Merrill Lynch Small Cap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund. Each Fund is a non-diversified mutual fund whose investment objective is to provide investment results that, before expenses, seek to replicate the total return (i.e., the combination of capital changes and income) of a specified securities index. Each Fund will seek to achieve its objective by investing all of its assets in the Series of Merrill Lynch Index Trust that has the same investment objective as the Fund. Each Fund's investment experience will correspond directly to the investment experience of the respective Series in which it invests. Reference is made to the discussion under "Investment Objectives and Policies" in the Prospectus for information with respect to each Fund's and each Series' investment objective and policies. There can be no assurance that the investment objectives of the Funds will be achieved.


     The Funds' and Series' investment objectives are not fundamental policies, and may be changed by the Directors of the Corporation and the Trustees of the Trust, respectively, without shareholder approval. THE TRUSTEES AND THE DIRECTORS MAY ALSO CHANGE THE TARGET INDEX OF ANY RESPECTIVE SERIES AND FUND IF THEY CONSIDER THAT A DIFFERENT INDEX WOULD FACILITATE THE MANAGEMENT OF THE SERIES AND FUND IN A MANNER WHICH BETTER ENABLES THE FUND AND SERIES TO SEEK TO REPLICATE THE TOTAL RETURN OF THE MARKET SEGMENT REPRESENTED BY THE CURRENT INDEX.


INVESTMENT RESTRICTIONS

     The Corporation has adopted the following restrictions and policies relating to the investment of each Fund's assets and activities, which are fundamental policies and may not be changed with respect to a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities (which for this purpose and under the Investment Company Act of 1940, as amended (the "Investment Company Act") means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Provided that none of the following restrictions shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure), each Fund may not:

     1. Make any investment inconsistent with the Fund's classification as a non-diversified company under the Investment Company Act.


     2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities); provided, that in replicating the weighting of a particular industry in its target index, a Series or Fund may invest more that 25% of its total assets in securities of issuers in that industry.


     3. Make investments for the purpose of exercising control or management.

     4. Purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers' acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time.

     6. Issue senior securities to the extent such issuance would violate applicable law.

     7. Borrow money, except that (i) a Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. A Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

     8. Underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

     9. Purchase or sell commodities or contracts on commodities, except to the extent that a Fund may do so in accordance with applicable law and the Fund's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     The Trust has adopted investment restrictions substantially identical to the foregoing, which are fundamental policies of the Trust and may not be changed with respect to any Series without the approval of the holders of a majority of the interests of the Series.


     In addition, the Trust and the Corporation have adopted as an operating policy, which may be changed by the Trustees and the Directors without shareholder approval, that no Series or Fund, respectively, will make any additional investments if the amount of its borrowings exceeds 5% of its total assets. For purposes of this policy, borrowings will not include the use of investment techniques that may be deemed to create leverage, including, but not limited to, such techniques as dollar rolls, when-issued securities, options and futures.



     Portfolio securities of each Fund's underlying Series generally may not be purchased from, sold or loaned to Merrill Lynch Asset Management, L.P. ("MLAM") or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.


     Because of the affiliation of MLAM with the Corporation, the Series are prohibited from engaging in certain transactions involving MLAM's affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch"), or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage." Without such an exemptive order, the Series are prohibited from engaging in portfolio transactions with Merrill Lynch or its affiliates acting as principal and from purchasing securities in public offerings which are not registered under the Securities Act in which such firms or any of their affiliates participate as an underwriter or dealer.

                            MANAGEMENT OF THE FUNDS

DIRECTORS AND OFFICERS

     The Directors and executive officers of the Corporation and their principal occupations for at least the last five years are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.


     TERRY K. GLENN (56) -- President and Director(1)(2) -- Executive Vice President of MLAM and Fund Asset Management, L.P. ("FAM") since 1983; Executive Vice President and Director of Princeton Services, Inc. since 1993; President of Merrill Lynch Funds Distributor, Inc. (the "Distributor") since 1986 and Director thereof since 1991; President of Princeton Administrators, L.P. since 1988; and Director of Merrill Lynch Financial Data Services, Inc. since 1985.



     JACK B. SUNDERLAND (68) -- Director(2) -- P.O. Box 7, West Cornwall, Connecticut. 06796. President and Director of American Independent Oil Company, Inc. (energy company) since 1987; Member of Council on Foreign Relations since 1971.



     STEPHEN B. SWENSRUD (63) -- Director(2) -- 24 Federal Street, Suite 400, Boston, Massachusetts 02110. Principal of Fernwood Associates (financial consultants).



     J. THOMAS TOUCHTON (58) -- Director(2) -- Suite 3405, One Tampa City Center, Tampa, Florida 33602. Managing Partner of The Witt-Touchton Company and its predecessor The Witt Co. (private placement partnership) since 1972; Trustee Emeritus of Washington and Lee University; Director of TECO Energy, Inc. (electric utility holding company).



     NORMAN R. HARVEY (63) -- Senior Vice President(1)(2) -- Senior Vice President of MLAM and FAM since 1982.



     JOSEPH T. MONAGLE, JR. (47) -- Senior Vice President(1)(2) -- Senior Vice President of MLAM since 1990; Vice President of MLAM from 1978 to 1990.



     GREGORY MAUNZ (43) -- Vice President(1)(2) -- Vice President of MLAM since 1985; Portfolio Manager of MLAM since 1984.



     ERIC MITOFSKY (42) -- Vice President(1)(2) -- Vice President of MLAM since 1992; Senior Desk Analyst with Merrill Lynch Program Trading Desk from 1987 to 1992.



     JAY C. HARBECK (61) -- Vice President(1)(2) -- Vice President of MLAM and FAM since 1986.



     GERALD M. RICHARD (47) -- Treasurer(1)(2) -- Senior Vice President and Treasurer of MLAM since 1984; Senior Vice President and Treasurer of FAM since 1984; Treasurer of the Distributor since 1984 and Vice President since 1981.



     MARK B. GOLDFUS (49) -- Secretary(1)(2) -- Vice President of MLAM and FAM since 1985.

---------------

(1) Interested person, as defined in the Investment Company Act, of the Corporation.

(2) Such Director or officer is a director, trustee or officer of other investment companies for which MLAM or FAM acts as investment adviser.

     As of the date of this Statement of Additional Information, the officers and Directors of the Corporation as a group (nine persons) owned an aggregate of less than 1/4 of 1% of the outstanding shares of Common Stock of Merrill Lynch & Co., Inc. and owned an aggregate of less than 1% of the outstanding shares of any of the Funds.



     Pursuant to the terms of the Administration Agreement with the Corporation, MLAM pays all compensation of officers of the Corporation as well as the fees of all Directors who are affiliated persons of MLAM. The Corporation and the Trust pay each individual who serves as a Director/Trustee not affiliated with MLAM a fee of $2,500 per year plus $250 per meeting attended, together with such individual's out-of-pocket expenses relating to attendance at meetings. The Corporation and the Trust also compensate members of the Audit and Nominating Committee, which consists of all of the Directors/Trustee who are not interested persons of the Funds and the Series, with a fee of $1,000 per year.


COMPENSATION OF DIRECTORS


     The following table sets forth the aggregate compensation the Corporation and the Trust expect to pay to the non-interested Directors/Trustees for the current fiscal year and the aggregate compensation paid by all investment companies advised by MLAM and its affiliate, FAM ("MLAM/FAM-Advised Funds") to the non-interested Directors/Trustees for the calendar year ended December 31, 1996 (the most recent year for which such information is available).



                                                                                         TOTAL COMPENSATION
                                                                                        FROM FUNDS/SERIES AND
                                     AGGREGATE            PENSION OR RETIREMENT               MLAM/FAM
                                 COMPENSATION FROM         BENEFITS ACCRUED AS           ADVISED FUNDS PAID
      NAME OF DIRECTOR             FUNDS/SERIES        PART OF FUND/SERIES EXPENSES        TO DIRECTORS(1)
-----------------------------    -----------------     ----------------------------     ---------------------
Jack B. Sunderland...........        $   4,500                       None                     $ 139,100
Stephen B. Swensrud..........        $   4,500                       None                     $ 171,500
J. Thomas Touchton...........        $   4,500                       None                     $ 139,100


---------------

(1) In addition to the Corporation, the Directors served on other MLAM/FAM Advised Funds as follows:


          Mr. Sunderland (20 registered investment companies consisting of 29 portfolios); Mr. Swensrud (20 registered investment companies consisting of 49 portfolios); Mr. Touchton (20 registered investment companies consisting of 29 portfolios).


ADMINISTRATION ARRANGEMENTS

     MLAM is owned and controlled by Merrill Lynch & Co., Inc., a financial services holding company and the parent of Merrill Lynch. Reference is made to "Management of the Funds" in the Prospectus for certain information concerning the administration arrangements of the Corporation and the management and advisory arrangements of the Trust.

     The Corporation has entered into an administration agreement with MLAM as Administrator (the "Administration Agreement"). As discussed in the Prospectus, the Administrator receives for its services to the Funds monthly compensation at the annual rates of the average daily net assets of each Fund as follows:


              NAME OF FUND                                               ADMINISTRATION FEE
----------------------------------------                                 ------------------
Merrill Lynch S&P 500 Index Fund......................................          0.20%
Merrill Lynch Small Cap Index Fund....................................          0.22%
Merrill Lynch Aggregate Bond Index Fund...............................          0.14%
Merrill Lynch International Index Fund................................          0.24%


     The Administration Agreement obligates the Administrator to provide certain administrative services to the Corporation and the Funds and to pay all compensation of and furnish office space for officers and employees of the Corporation as well as the fees of all Directors who are affiliated persons of the Administrator or any of their affiliates. Each Fund pays all other expenses incurred in the operation of the Fund, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by the Distributor), charges of the Custodian, any Sub-custodian and Transfer Agent, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under federal, state or foreign laws, fees and expenses of unaffiliated Directors, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or the Fund. Merrill Lynch Funds Distributor, Inc. (the "Distributor") will pay the promotional expenses of the Funds incurred in connection with the offering of its shares.

     Duration and Termination. Unless earlier terminated as described below, the Administration Agreement will remain in effect for two years from the date of its adoption. Thereafter, it will remain in effect from year to year with respect to each Fund if approved annually (a) by the Board of Trustees and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to a Fund without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

MANAGEMENT AND ADVISORY ARRANGEMENTS

     Each Fund invests all of its assets in shares of the corresponding Series of the Trust. Accordingly, the Funds do not invest directly in portfolio securities and do not require investment advisory services. All portfolio management occurs at the level of the Trust. The Trust has entered into a management agreement with MLAM as Manager (the "Management Agreement"). As discussed in the Prospectus, the Manager receives for its services to the Series monthly compensation at the annual rates of the average daily net assets of each Series as follows:


              NAME OF SERIES                                               MANAGEMENT FEE
------------------------------------------                                 --------------
Merrill Lynch S&P 500 Index Series......................................        0.05%
Merrill Lynch Small Cap Index Series....................................        0.08%
Merrill Lynch Aggregate Bond Index Series...............................        0.06%
Merrill Lynch International Index Series................................        0.11%


     The Management Agreement obligates the Manager to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Trust connected with investment and economic research, trading and investment management of the Trust, as well as the fees of all Trustees who are affiliated persons of the Manager or any of their affiliates. Each Series pays all other expenses incurred in the operation of the Series, including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses and statements of additional information (except to the extent paid by the Distributor), charges of the Custodian, any Sub-custodian and Transfer Agent, expenses of redemption of shares, Securities and Exchange Commission fees, expenses of registering the shares under federal, state or foreign laws, fees and expenses of unaffiliated Trustees, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Trust or the Series. The Distributor will pay the promotional expenses of the Trust incurred in connection with the offering of its shares.

     Securities held by the Series of the Trust may also be held by, or be appropriate investments for, other funds or investment advisory clients for which the Manager or its affiliates act as an adviser. Because of different objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities by the Manager for the Series or other funds for which it acts as investment adviser or for its advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Manager or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     Duration and Termination. Unless earlier terminated as described below, the Management Agreement will remain in effect for two years from the date of its adoption. Thereafter, it will remain in effect from year to year with respect to each Series if approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the Series and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated with respect to a Series without penalty on 60 days' written notice at the option of either party thereto or by the vote of the shareholders of the Series.

                               PURCHASE OF SHARES

     Reference is made to "Purchase of Shares" in the Prospectus for certain information as to the purchase of Fund shares.

     The Corporation has entered into a distribution agreement with the Distributor in connection with the offering of shares of the Funds (the "Distribution Agreement"). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of the shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreement described above.

     The Corporation reserves the right to suspend the offering of its shares at any time.

     Account Maintenance Plan.  Reference is made to "Purchase of
Shares--Account Maintenance Plan" in the Prospectus for certain information with respect to the Account Maintenance Plan (the "Plan") of the Class D shares of the Funds.

     The payment of the account maintenance fee is subject to the provisions of Rule 12b-1 under the Investment Company Act. Among other things, the Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the account maintenance fees paid to the Distributor. In their consideration of the Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Plan to the Funds and their shareholders. The Plan further provides that, so long as the Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act (the "Independent Directors"), shall be committed to the discretion of the Independent Directors then in office. In approving the Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or with respect to any Fund by the vote of the holders of a majority of the outstanding Class D shares of the Fund. The Plan cannot be amended to increase materially the amount to be spent by the Class D shares of a Fund without shareholder approval, and all material amendments are required to be approved by the vote of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Fund preserve copies of the Plan and any report made pursuant to such plan for a period of not less than six years from the date of the Plan or such report, the first two years in an easily accessible place.

                              REDEMPTION OF SHARES

     Reference is made to "Redemption of Shares" in the Prospectus for certain information as to the redemption and repurchase of Fund shares.

     The right to redeem shares or to receive payment with respect to any such redemption may be suspended only for any period during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Securities and Exchange Commission as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund.


     The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Fund and the Series at that time.


     Shares are redeemable at the option of the Corporation if, in the opinion of the Corporation, ownership of the shares has or may become concentrated to the extent which would cause the Corporation or a Fund to be deemed a personal holding company within the meaning of the Code.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Because the Funds will invest exclusively in shares of their corresponding Series it is expected that all transactions in portfolio securities will be entered into by the Series. The Manager is responsible for making the Series' portfolio decisions, placing the Series' brokerage business, evaluating the reasonableness of brokerage commissions and negotiating the amount of any commissions paid subject to a policy established by the Trust's Trustees and officers. The Trust has no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities. Orders for transactions in portfolio securities are placed for the Trust with a number of brokers and dealers, including Merrill Lynch. In placing orders, it is the policy of the Trust to obtain the most favorable net results, taking into account various factors, including price, commissions, if any, size of the transaction and difficulty of execution. Where practicable, the Manager surveys a number of brokers and dealers in connection with proposed portfolio transactions and selects the broker or dealer which offers the Trust the best price and execution or other services which are of benefit to the Trust. Securities firms also may receive brokerage commissions on transactions including covered call options written by the Trust and the sale of underlying securities upon the exercise of such options. In addition, consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and policies established by the Trustees, the Manager may consider sales of shares of the Funds as a factor in the selection of brokers or dealers to execute portfolio transactions for the Trust.

     The Trust does not use any particular broker or dealer, and brokers who provide supplemental investment research to the Manager may receive orders for transactions by the Trust. Such supplemental research services ordinarily consist of, quantitative and modeling information, assessments and analyses of the business or prospects of a company, industry or economic sector. Information so received will be in addition to and not in lieu of the services required to be performed by the Manager under the Management Agreement. If in the judgment of the Manager the Trust will be benefited by supplemental research services, the Manager is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. The expenses of the Manager will not necessarily be reduced as a result of the receipt of such supplemental information, and the Manager may use such information in servicing its other accounts.

     The Trust anticipates that brokerage transactions involving securities of companies domiciled in countries other than the United States will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions are generally higher than in the United States, although the Trust will endeavor to achieve the best net results in effecting its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

     The Trust invests in certain securities traded in the over-the-counter market and, where possible, deals directly with the dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with the Trust are prohibited from dealing with the Trust as principal in purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own accounts, affiliated persons of the Trust, including Merrill Lynch, will not serve as the Trust's dealer in such transactions. However, affiliated persons of the Trust may serve as its broker in the over-the-counter transactions conducted on an agency basis.

     Pursuant to Section 11(a) of the Securities Exchange Act of 1934, as amended, Merrill Lynch may execute transactions for the Trust on the floor of any national securities exchange provided that prior authorization of such transactions is obtained and Merrill Lynch furnishes a statement to the Trust at least annually setting forth the compensation it has received in connection with such transactions.

     The Trustees have considered the possibility of recapturing for the benefit of the Trust brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the management fee paid by the Trust to the Manager. After considering all factors deemed relevant, the Trustees made a determination not to seek such recapture. The Trustees will reconsider this matter from time to time.

     Portfolio Turnover. Although the Series will use a passive, indexing approach to investing, each Series may engage in a substantial number of portfolio transactions. The rate of portfolio turnover will be a limiting factor when the Manager considers whether to purchase or sell securities for a Series only to the extent that the Manager will consider the impact of transaction costs on a Series' tracking error. Changes in the securities comprising a Series' index will tend to increase that Series' portfolio turnover rate, as the Manager restructures the Series' holdings to reflect the changes in the index. A high rate of portfolio turnover would result in correspondingly greater brokerage commission expenses. Portfolio turnover rate is calculated by dividing the lesser of the Series' annual sales or purchases of portfolio securities (exclusive of purchases and sales of Government securities and of all other securities, including options, whose maturity or expiration dates at the time of acquisition were one year or less) by the monthly average value of the securities in the Series during the fiscal year.

                        DETERMINATION OF NET ASSET VALUE

     Reference is made to "Additional Information -- Determination of Net Asset Value" in the Prospectus concerning the determination of net asset value.

     The net asset value of the shares of the Funds is determined once daily Monday through Friday as of 15 minutes after the close of business on the New York Stock Exchange (generally 4:00 P.M., New York time) on each day the New York Stock Exchange is open for trading (a "Pricing Day"). The New York Stock Exchange is not open for trading on New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Administrator and the Distributor, and the advisory fees payable indirectly by the Series of the Trust to the Manager, are accrued daily.


     The principal assets of each Fund will normally be its interest of the underlying Series, which will be valued at its net asset value. A Series' securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid prices as at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Portfolio securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trustees of the Trust.


     Each investor in the Trust may add to or reduce its investment in any Series on each Pricing Day. The value of each investor's (including the respective Funds') interest in a Series will be determined as of 15 minutes after the close of business on the New York Stock Exchange (generally 4:00 p.m., New York Time) by multiplying the net asset value of the Series by the percentage, effective for that day, that represents that investor's share of the aggregate interests in such Series. Any additions or withdrawals, which are to be effected on that day, will then be effected. The investor's percentage of the aggregate beneficial interests in a Series will then be re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Series as of the time or determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the aggregate investments in the Series by all investors in the Series. The percentage so determined will then be applied to determine the value of the investor's interest in such Series as of such time on the next Pricing Day of the Series.

                              SHAREHOLDER SERVICES

     The Funds offer a number of shareholder services described below which are designed to facilitate investment in their shares. Full details as to each of such services and copies of the various plans described below can be obtained from the Funds, the Distributor or Merrill Lynch. Certain of these services are available only to United States investors.

INVESTMENT ACCOUNT

     Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of ordinary income dividends and long-term capital gains distributions. The statement will also show any other activity in the account since the preceding statements. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchase and the reinvestment of ordinary income dividends and long-term capital gains distribution. Shareholders may make additions to their Investment Account at any time by mailing a check directly to the Transfer Agents. Shareholders may also maintain their accounts through Merrill Lynch. Upon the transfer of shares out of a Merrill Lynch brokerage account, an Investment Account in the transferring shareholder's name will be opened automatically, without charge, at the Transfer Agent. Shareholders interested in transferring their shares from Merrill Lynch and who do not wish to have an Investment Account maintained for such shares at the Transfer Agent may request their new brokerage firm to maintain such shares in an account registered in the name of the brokerage firm for the benefit of the shareholder. If the new brokerage firm is willing to accommodate the shareholder in this manner, the shareholder must request that he be issued certificates for his shares, and then must turn the certificates over to the new firm for re-registration as described in the preceding sentence. Shareholders considering transferring from Merrill Lynch to another brokerage firm or financial institution should be aware that, if the firm to which the account is to be transferred will not take delivery of shares of a Fund, a shareholder must either redeem the shares so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain an account at Merrill Lynch for those shares.

     Share certificates are issued only for full shares and only upon the specific request of the shareholder. Issuance of certificates representing all or only part of the full shares of an Investment Account may be requested by a shareholder directly from Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent").

AUTOMATIC REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     Unless specific instructions are given as to the method of payment of dividends and capital gains distributions, dividends and distributions will be reinvested automatically in additional shares of the Funds. Such reinvestment will be at the net asset value of shares of a Fund, without sales charge, as of the close of business on the ex-dividend date of the dividend or distribution. Shareholders may elect in writing or by telephoning (1-800-MER-FUND) to receive either their income dividends or capital gains distributions, or both, in cash, in which event payment will be mailed on or about the payment date. Shareholders may, at any time, notify the Transfer Agent in writing that they no longer wish to have their dividends and/or distributions reinvested in shares of the Fund or vice versa and, commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected.

SYSTEMATIC WITHDRAWAL PLANS


     A shareholder may elect to receive systematic withdrawal payments from such shareholder's Investment Account in the form of payments by check or through automatic payment by direct deposit to such shareholder's bank account on either a monthly or quarterly basis. Shareholders whose shares are held within a CMA(R), CBA(R) or Retirement Account may elect to have shares redeemed on a monthly, bi-monthly, quarterly, semiannual or annual basis through the Systematic Redemption Program, subject to certain conditions.

AUTOMATIC INVESTMENT PLANS.


     Regular additions of shares may be made in an investor's Investment Account by prearranged charges of $50 or more to such investor's regular bank account. Investors who maintain CMA(R) accounts may arrange to have periodic investments made in the Funds in their CMA(R) account or in certain related accounts in amounts of $100 or more through the CMA(R) Automated Investment Program.


RETIREMENT PLANS

     Self-directed individual retirement accounts and other retirement plans are available from Merrill Lynch. Under these plans, investments may be made in a Fund and certain of the other mutual funds sponsored by Merrill Lynch as well as in other securities. Merrill Lynch charges an initial establishment fee and an annual custodial fee for each account. Information with respect to these plans is available on request from Merrill Lynch. The minimum initial purchase to establish any such plan is $100 and the minimum subsequent purchase is $1.

     Capital gains and income received in each of the plans referred to above are exempt from Federal taxation until distributed from the plans. Investors considering participation in any such plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS


     It is the Corporation's intention to distribute all of its net investment income, if any. Dividends from such net investment income will be paid at least annually with respect to each of the S&P 500 Index Fund, Small Cap Index Fund and International Index Fund. Dividends with respect to the Aggregate Bond Index Fund will be declared daily and paid monthly. All net realized long- or short-term capital gains, if any, are distributed to Fund shareholders at least annually. From time to time, a Fund may declare a special distribution at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the taxable year. See "Shareholder Services -- Reinvestment of Dividends and Capital Gains Distributions" for information concerning the manner in which dividends and distributions may be reinvested automatically in shares of the Funds. Shareholders may elect in writing to receive any such dividends or distributions, or both, in cash.


TAXES


     The Funds intend to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, a Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to shareholders. In order to qualify, the Fund must among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities, or other income (including but not limited to gains from options or futures) derived with respect to its business of investing in such stock or securities; (ii) derive less than 30% of its gross income from gains from the sale or other disposition of stock, securities, options or futures held for less than 3 months; (iii) distribute at least 90% of its dividend, interest and certain other taxable income each year; (iv) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer; and (v) at the end of each fiscal quarter have no more than 25% of its assets invested in the securities (other than those of the government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.


     Dividends paid by a Fund from its ordinary income and distributions of the Fund's net realized short-term capital gains (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. Distributions made from a Fund's net realized long-term capital gains (including long-term gains from certain transactions in futures and options) are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. Any loss upon the sale or exchange of Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares. Distributions in excess of a Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).



     Dividends and distributions are taxable to shareholders even though they are reinvested in additional shares of a Fund. Not later than 60 days after the close of its taxable year, the Funds will provide shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends. A portion of the ordinary income dividends paid by the S&P 500 Index Fund and Small Cap Index Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met. For this purpose, the Funds will allocate dividends eligible for the dividends received deduction between the Class A and Class D shareholders according to a method that is based upon the gross income that is allocable to the Class A and Class D shareholders during the taxable year, or such other method as the Internal Revenue Service may prescribe. Distributions paid by the Aggregate Bond Index Fund and the International Index Fund will not be eligible for the dividends received deduction. If a Fund pays a dividend in January which was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.



     Redemptions and exchanges of a Fund's shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events. A loss realized on a sale or exchange of shares of a Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.



     Ordinary income dividends paid by a Fund to shareholders who are nonresident aliens or foreign entities generally will be subject to a 30% United States withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under the applicable treaty law. Nonresident shareholders are urged to consult their own tax advisers concerning the applicability of the United States withholding tax.



     Dividends and interest received by the International Index Fund and the Aggregate Bond Index Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Shareholders of the International Index Fund may be able to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by the Fund. The International Index Fund expects to be eligible, and intends, to file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to include their proportionate share of such withholding taxes in their U.S. income tax returns as gross income, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, subject to certain restrictions, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporation shareholder who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund's election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The International Equity Fund will report annually to its shareholders the amount per share of such withholding taxes. For this purpose, the Fund will allocate foreign taxes and foreign source income among the Class A and Class D shareholders according to a method similar to that described above for the allocation of dividends eligible for the dividends received deduction.



     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. For purposes of determining its distribution requirements, each Fund will account for its share of items of income, gain, loss and deductions of the Series as they are taken into account by the Series. While each Fund intends to distribute its income and capital gains in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of the Fund's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.


     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Corporation or who, to the Corporation's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.


TAX TREATMENT OF OPTIONS AND FUTURES TRANSACTIONS



     Each Fund may purchase or sell options and futures. Options and futures contracts that are "Section 1256 contracts" will be "marked to market" for Federal income tax purposes at the end of each taxable year, i.e., each such option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless the special election referred to in the previous sentence is made, gain or loss from Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss. The mark-to-market rules outlined above, however, will not apply to certain transactions entered into by a Fund solely to reduce the risk of changes in price or interest rates with respect to its investments.



     Code Section 1092, which applies to certain "straddles", may affect the taxation of each Fund's transactions in options and futures contracts. Under
Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options and futures. Similarly, Code Section 1091, which deals with "wash sales," may cause a Fund to postpone recognition of certain losses for tax purposes; and Code Section 1258, which deals with "conversion transactions," may apply to recharacterize certain capital gains as ordinary income for tax purposes.



     One of the requirements for qualification as a RIC is that less than 30% of a Fund's gross income may be derived from gains from the sale or other disposition of securities held for less than three months. Accordingly, the Funds may be restricted in effecting closing transactions within three months after entering into an options or futures contract.



SPECIAL RULES FOR CERTAIN FOREIGN CURRENCY TRANSACTIONS



     In general, gains from "foreign currencies" and from foreign currency options, foreign currency futures and forward foreign exchange contracts relating to investments in stock, securities or foreign currencies will be qualifying income for purposes of determining whether a Series qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument or how foreign currency options, foreign currency futures and forward foreign exchange contracts will be valued for purposes of the RIC diversification requirements applicable to a Series.



     Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (i.e., unless certain special rules apply, currencies other than the United States dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not "regulated futures contracts" and from unlisted options will be treated as ordinary income or loss under Code
Section 988. In certain circumstances, a Series may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder's Fund shares.



THE SERIES



     The Trust and each Fund have received a private letter ruling from the Internal Revenue Service ("IRS"), in which the IRS has ruled that each Series is classified as a partnership for tax purposes and, based upon that ruling, that each Fund will be entitled to look to the underlying assets of the Series in which it has invested for purposes of satisfying the diversification requirements and other requirements of the Code applicable to RICs. If any of the facts upon which such ruling is premised change in any material respect (e.g., if the Trust were required to register its interests under the Securities
Act) and the Trust is unable to obtain a revised private letter ruling from the IRS indicating that each Series will continue to be classified as a partnership, then the Board of Directors of the Corporation will determine, in its discretion, the appropriate course of action for the Funds. One possible course of action would be to withdraw the Funds' investments from the Series and to retain an investment adviser to manage the Funds' assets in accordance with the investment policies applicable to the respective Fund. See "Investment Objectives and Policies."


     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax, or estate or inheritance tax, consequences of an investment is a Fund. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.


     Dividends and capital gains distributions and gain on the sale or exchange of shares in a Fund may also be subject to state and local taxes.


     Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, local or foreign taxes or estate or inheritance tax. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in a Fund.

                                PERFORMANCE DATA

     From time to time a Fund may include its Fund's average annual total return, other total return data and/or yield in advertisements or information furnished to present or prospective shareholders. Total return figures are based on a Fund's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined in accordance with a formula specified by the Securities and Exchange Commission.

     Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses.

     Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical $1,000 investment. Such data will be computed as described above, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted. Actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

     From time to time, a Fund may include its Fund's Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES

     The Corporation is a Maryland corporation incorporated on October 25, 1996. It has an authorized capital of 1,000,000,000 shares of Common Stock, par value $0.0001 per share, divided into 125,000,000 shares each of Class A and Class D shares for each of the four Funds: Merrill Lynch S&P 500 Index Fund, Merrill Lynch Small Cap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund. Class A and Class D shares of a Fund represent interests in the same assets of the Series and are identical in all respects except that the Class D shares bear certain expenses related to the account maintenance associated with such shares. Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures.

     Shareholders are entitled to one vote for each full share held and to fractional votes for fractional shares held in the election of Directors (to the extent hereafter provided) and on other matters submitted to the vote of shareholders. All shares of each Fund have equal voting rights, except that each Fund has exclusive voting rights to matters affecting only such Fund, and except that as noted above, Class D shares have exclusive voting rights with respect to matters relating to the class' account maintenance expenditures. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by the shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the terms of the Articles of Incorporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except that, as noted above, Class D shares bear certain additional expenses. Shares issued are fully-paid and non-assessable by the Fund. Voting rights for Directors are not cumulative.

     Stock certificates are issued by the Transfer Agent only on specific request. Certificates for fractional shares are not issued in any case.

     The Trust consists of four Series, and is organized as a Delaware business trust. Whenever a Fund is requested to vote on a fundamental policy of a Series, the Corporation will hold a meeting of the investing Fund's shareholders and will cast its vote as instructed by such Fund's shareholders.


     MLAM provided the initial capital for each Fund by purchasing 2,500 Class A shares of each Fund (10,000 total) and 2,500 Class D shares of each Fund (10,000 total), for an aggregate of $50,000 per Fund. Such shares were acquired for investment and can only be disposed of by redemption. The organizational expenses of the Corporation will be paid by the Corporation and amortized over a period not exceeding five years. The proceeds realized by MLAM upon redemption of any of such shares will be reduced by the proportionate amount of the unamortized organizational expenses which the number of shares redeemed bears to the number of shares initially purchased.

COMPUTATION OF OFFERING PRICE PER SHARE


     Based upon the projected value of each Fund's estimated assets and projected number of shares of each class outstanding on the date its shares are first offered to the public, the initial offering price of the shares of each class of each Fund is expected to be $10.00 ($25,000 net assets divided by 2,500 shares outstanding).


INDEPENDENT AUDITORS


     Deloitte & Touche, LLP, has been selected as the independent auditors of the Corporation and the Trust. The selection of the Corporation's independent auditors is subject to ratification by shareholders in years when an annual meeting of shareholders is held. In addition, employment of such auditors may be terminated without any penalty by vote of a majority of the outstanding shares of the Corporation at a meeting called for the purpose of terminating such employment. The independent auditors are responsible for auditing the annual financial statements of the Funds.


CUSTODIAN


     Merrill Lynch Trust Company, 800 Scudders Mill Road, Plainsboro, New Jersey, acts of custodian of the assets of Merrill Lynch S&P 500 Index Series, Merrill Lynch Small Cap Index Series and Merrill Lynch Aggregate Bond Index Series. State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston Massachusetts 02101, acts as custodian of the assets of Merrill Lynch International Index Series. Under its contract with the Trust, State Street is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the International Index Series to be held in its offices outside the United States and with certain foreign banks and securities depositories. The Custodian is responsible for safeguarding and controlling cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on investments. Each Custodian is responsible for safeguarding and controlling cash and securities, handling the receipt and delivery of the securities and collecting interest and dividends on investments.



TRANSFER AGENT


     Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Transfer Agent of the Corporation and the Trust. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "Management of the Funds -- Transfer Agency Services" in the Prospectus.

LEGAL COUNSEL

     Shereff, Friedman, Hoffman & Goodman, LLP, 919 Third Avenue, New York, New York 10022, is counsel for the Corporation and the Trust.

REPORTS TO SHAREHOLDERS


     The Corporation sends to its shareholders at least quarterly reports showing the Funds' portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year shareholders will receive Federal income tax information regarding dividends and capital gains distributions.

ADDITIONAL INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

     Under separate agreements Merrill Lynch has granted the Corporation and the Trust the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Corporation and the Trust at any time or to grant the use of such name to any other company, and the Corporation and the Trust have granted Merrill Lynch, under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by Merrill Lynch.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder,


Merrill Lynch Index Funds, Inc.:



We have audited the accompanying statements of assets and liabilities of the Merrill Lynch S&P 500 Index Fund, Merrill Lynch SmallCap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. as of January 17, 1997. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such statements of assets and liabilities presents fairly, in all material respects, the financial position of the Merrill Lynch S&P 500 Index Fund, Merrill Lynch SmallCap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. as of January 17, 1997, in conformity with generally accepted accounting principles.



Deloitte & Touche LLP


Princeton, New Jersey


January 22, 1997

                        MERRILL LYNCH INDEX FUNDS, INC.


                      STATEMENT OF ASSETS AND LIABILITIES


                                JANUARY 17, 1997



                                                                                  MERRILL
                                                    MERRILL        MERRILL         LYNCH         MERRILL
                                                     LYNCH          LYNCH        AGGREGATE        LYNCH
                                                    S&P 500       SMALL CAP         BOND       INTERNATIONAL
                                                   INDEX FUND     INDEX FUND     INDEX FUND     INDEX FUND
                                                  ------------   ------------   ------------   ------------
Assets:
  Cash in Bank...................................   $ 25,000       $ 25,000       $ 25,000       $ 25,000
  Prepaid registration fees (Note 3).............    173,685         43,421         28,947         28,947
  Deferred organization expenses (Note 4)........     84,211         21,053         14,035         14,035
                                                  ------------   ------------   ------------   ------------
    Total Assets.................................    282,896         89,474         67,982         67,982
Liabilities:
  Liabilities and accrued expenses...............    257,896         64,474         42,982         42,982
                                                  ------------   ------------   ------------   ------------
Net Assets (equivalent to $0.0001 per share on
  1,250 Class A shares of Common Stock (par value
  $0.0001), 1,250 Class D shares of Common Stock
  (par value $0.0001) outstanding with
  1,000,000,000 shares authorized) (Note 1)......   $ 25,000       $ 25,000       $ 25,000       $ 25,000
                                                  =============  =============  =============  =============
Net Assets Consist of:
  Class A Shares of Common Stock, $0.0001 par
    value, 125,000,000 shares authorized.........   $      1       $      1       $      1       $      1
  Class D Shares of Common Stock, $0.0001 par
    value, 125,000,000 shares authorized.........          1              1              1              1
  Paid-in Capital in excess of par...............     24,998         24,998         24,998         24,998
                                                  ------------   ------------   ------------   ------------
Net Assets.......................................   $ 25,000       $ 25,000       $ 25,000       $ 25,000
                                                  =============  =============  =============  =============
Net Asset Value:
Class A -- Based on net assets of $12,500 and
  1,250 shares outstanding.......................   $  10.00       $  10.00       $  10.00       $  10.00
                                                  =============  =============  =============  =============
Class D -- Based on net assets of $12,500 and
  1,250 shares outstanding.......................   $  10.00       $  10.00       $  10.00       $  10.00
                                                  =============  =============  =============  =============


---------------


Notes to Statement of Assets and Liabilities.



(1) Merrill Lynch Index Funds, Inc. (the "Corporation") was organized as a Maryland corporation on October 25, 1996 and consists of four portfolios or series; Merrill Lynch S&P 500 Index Fund, Merrill Lynch Small Cap Index Fund, Merrill Lynch Aggregate Bond Index Fund and Merrill Lynch International Index Fund. The Corporation is registered under the investment Company Act of 1940 as a non-diversified mutual fund. To date, the Corporation has not had any transactions other than those relating to organizational matters and the sale of 5,000 Class A shares and 5,000 Class D shares of Common Stock to Merrill Lynch Asset Management, L.P. (the "Administrator").



(2) The Corporation has entered into an administration agreement (the "Administration Agreement") with the Administrator, and a distribution agreement (the "Distribution Agreement") with Merrill Lynch Funds Distributor, Inc. (the "Distributor"). (See "Management of the
    Funds -- Administration Arrangements" in the Statement of Additional Information.) Certain officers and/or directors of the Corporation are officers and/or directors of the Administrator and the Distributor.



(3) Prepaid registration fees are charged to income as the related shares are issued.



(4) Deferred organization expenses will be amortized over a period from the date the Corporation commences operations not exceeding five years. In the event that the Administrator (or any subsequent holder) redeems any of its original shares prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that the Corporation is liquidated prior to the end of the five-year period, the Administrator (or any subsequent holder) shall bear the unamortized deferred organization expenses.

------

                               TABLE OF CONTENTS


                                     PAGE
                                    IN THIS
                                   STATEMENT
                                   ---------
Investment Objectives and
  Policies.......................       2
  Investment Restrictions........       2
Management of the Funds..........       4
  Directors and Officers.........       4
  Compensation of Directors......       5
  Administration Arrangements....       5
  Management and Advisory
     Arrangements................       7
Purchase of Shares...............       8
Redemption of Shares.............       8
Portfolio Transactions and
  Brokerage......................       9
Determination of Net Asset
  Value..........................      10
Shareholder Services.............      11
  Investment Account.............      11
  Automatic Reinvestment of
     Dividends and Capital Gains
     Distributions...............      12
     Systematic Withdrawal
       Plans.....................      12
     Automatic Investment
       Plans.....................      13
     Retirement Plans............      13
  Dividends, Distributions and
     Taxes.......................      13
     Dividends and
       Distributions.............      13
     Taxes.......................      13
  Tax Treatment of Options and
     Future Transactions.........      15
  Special Rules for Certain
     Foreign Currency
     Transactions................      16
  The Series.....................      16
Performance Data.................      17
General Information..............      18
     Description of Shares.......      18
     Computation of Offering
       Price per Share...........      19
     Independent Auditors........      19
     Custodian...................      19
     Transfer Agent..............      19
     Legal Counsel...............      19
     Reports to Shareholders.....      19
     Additional Information......      20
Report of Independent Auditors...      21
Financial Statements.............      22
                             Code 19004-0197




    MERRILL LYNCH
    INDEX FUNDS, INC.


    STATEMENT OF                                                  mlynch compass

    ADDITIONAL
    INFORMATION
    January 31, 1997
    Distributor:
    Merrill Lynch
    Funds Distributor, Inc.

                           PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

     (a) Financial Statements:

          Contained in Part A, the Prospectus:

        None

          Contained in Part B, the Statement of Additional Information:


          Statement of Assets and Liabilities


     (b) Exhibits:


    EXHIBIT
    NUMBER
    ------
       1(a)    --  Articles of Incorporation of Registrant.*
       1(b)    --  Articles of Amendment.
       2       --  By-Laws of Registrant.*
       3       --  None.
       4       --  Instrument Defining Rights of Shareholders. Incorporated by reference to
                   Exhibits 1 and 2 above.
       5       --  Not Applicable.
       6       --  Distribution Agreement between Registrant and Merrill Lynch Funds
                   Distributor, Inc.
       7       --  None.
       8(a)    --  Form of Custody Agreement between Registrant and Merrill Lynch Trust Company.
       8(b)    --  Form of Custody Agreement between Registrant and State Street Bank and Trust
                   Company.
       9(a)    --  Form of Administration Agreement between Registrant and Merrill Lynch Asset
                   Management, L.P.
        (b)    --  Form of Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing
                   Agency Agreement between Registrant and Merrill Lynch Financial Data
                   Services, Inc.
        (c)    --  License Agreement relating to Use of Name between Merrill Lynch & Co., Inc.
                   and Registrant.
      10       --  Opinion and consent of Shereff, Friedman, Hoffman & Goodman, LLP, counsel for
                   Registrant.
      11       --  Consent of Deloitte & Touche LLP, independent auditors for the Registrant.
      12       --  None.
      13       --  Certificate of Merrill Lynch Asset Management.
      14       --  Not Applicable.
      15       --  Account Maintenance Plan of the Registrant and Plan Sub-Agreement.
      16       --  Not Applicable.
      17(a)    --  Financial Data Schedules -- Not Applicable.
      17(b)    --  Powers of Attorney.
      18       --  Rule 18f-3 Plan.


------------------

     * Previously filed.


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.


     Prior to the effective date of this Registration Statement, the Registrant sold shares of each Class of each Series of Registrant to Merrill Lynch Asset Management, L.P. (the "Administrator" or "MLAM"), which, as sole shareholder, may be deemed to control Registrant.



ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.



     One.

ITEM 27.  INDEMNIFICATION.

     Reference is made to Article VI of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws and Section 2-418 of the Maryland General Corporation Law.

     Article VI of the By-Laws provides that each current and former officer and Director of the Registrant shall be indemnified by the Registrant to the full extent permitted under the General Laws of the State of Maryland, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination of independent counsel or non-party independent directors, after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Each officer and Director of the Registrant claiming indemnification with the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the General Laws of the State of Maryland; provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.


     The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or Director of the Registrant.



     The Registrant has purchased an insurance policy insuring its officers and Directors against liabilities, and certain costs of defending claims against such officers and Directors, to the extent such officers and Directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties.



     Article IV of the Administration Agreement between Registrant and MLAM (Exhibit 9(a) hereof) limits the liability of MLAM to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard of their respective duties and obligations.


     In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.


     (a) Merrill Lynch Asset Management, L.P. (the "Manager" or "MLAM"), the investment adviser of Merrill Lynch Index Trust, acts as investment adviser for the following open-end investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Holdings, Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc. and Merrill Lynch Variable Series Funds, Inc.; and the following closed-end investment companies: Convertible Holdings, Inc., Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.



     Fund Asset Management, L.P. ("FAM"), an affiliate of MLAM, acts as the investment adviser for the following open-end investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc. and The Municipal Fund Accumulation Program, Inc.; and the following closed-end investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., Taurus MuniCalifornia Holdings, Inc., Taurus MuniNew York Holdings, Inc., and Worldwide DollarVest Fund, Inc.


     The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Institutional Intermediate Fund is One Financial Center, 15th Floor, Boston, Massachusetts 02111-2646. The address of the Manager, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P.

("Princeton Administrators") is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") and Merrill Lynch & Co., Inc. ("ML&Co.") is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10281. The address of Merrill Lynch Financial Data Services ("FDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.


     Set forth below is a list of each executive officer and partner of the Manager indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since July 1, 1994 for his own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Zeikel is President, Mr. Glenn is Executive Vice President, and Mr. Richard is Treasurer of substantially all of the investment companies described in the first paragraph of Item 28, and Messrs. Giordano, Harvey, Hewitt, Kirstein and Monagle are directors, trustees or officers of one or more of such companies.



                                                                OTHER SUBSTANTIAL BUSINESS,
                                                                  PROFESSION, VOCATION OR
            NAME                 POSITIONS WITH MANAGER                 EMPLOYMENT
---------------------------- ------------------------------  ---------------------------------
ML&Co....................... Limited Partner                 Financial Services Holding
                                                             Company; Limited Partner of FAM
Princeton Services.......... General Partner                 General Partner of FAM
Arthur Zeikel............... President and Director          President of FAM; President and
                                                             Director of Princeton Services;
                                                             Director of MLFD; Executive Vice
                                                             President of ML & Co.
Terry K. Glenn.............. Executive Vice President and    Executive Vice President of FAM;
                             Director                        Executive Vice President and
                                                             Director of Princeton Services;
                                                             President and Director of MLFD;
                                                             President of Princeton
                                                             Administrators;
                                                             Director of FDS
Vincent R. Giordano......... Senior Vice President           Senior Vice President of FAM;
                                                             Senior Vice President of
                                                             Princeton Services
Elizabeth Griffin........... Senior Vice President           Senior Vice President of FAM:
                                                             Senior Vice President of
                                                             Princeton Services
Norman R. Harvey............ Senior Vice President           Senior Vice President of FAM;
                                                             Senior Vice President of
                                                             Princeton Services
Michael J. Hennewinkel...... Senior Vice President           Senior Vice President of FAM;
                                                             Senior Vice President of
                                                             Princeton Services
N. John Hewitt.............. Senior Vice President           Senior Vice President of FAM;
                                                             Senior Vice President of
                                                             Princeton Services
Philip L. Kirstein.......... Senior Vice President, General  Senior Vice President, General
                             Counsel, Secretary and          Counsel and Secretary of FAM;
                             Director                        Senior Vice President, General
                                                             Counsel, Director and Secretary
                                                             of Princeton Services; Director
                                                             of MLFD
Ronald M. Kloss............. Senior Vice President and       Senior Vice President and
                             Controller                      Controller of FAM; Senior Vice
                                                             President and Controller of
                                                             Princeton Services
Stephen M.M. Miller......... Senior Vice President           Executive Vice President of
                                                             Princeton Administrators; Senior
                                                             Vice President of Princeton
                                                             Services

                                                                OTHER SUBSTANTIAL BUSINESS,
                                                                  PROFESSION, VOCATION OR
            NAME                 POSITIONS WITH MANAGER                 EMPLOYMENT
---------------------------- ------------------------------  ---------------------------------
Joseph T. Monagle........... Senior Vice President           Senior Vice President of FAM;
                                                             Senior Vice President of
                                                             Princeton Services
Michael J. Quinn............ Senior Vice President           Senior Vice President of FAM;
                                                             Senior Vice President of
                                                             Princeton Services; Managing
                                                             Director and First Vice President
                                                             of Merrill, Lynch, Pierce, Fenner
                                                             & Smith Incorporated
Richard L. Reller........... Senior Vice President           Senior Vice President of FAM;
                                                             Senior Vice President of
                                                             Princeton Services
Gerald M. Richard........... Senior Vice President and       Senior Vice President and
                             Treasurer                       Treasurer of FAM; Senior Vice
                                                             President and Treasurer of
                                                             Princeton Services; Vice
                                                             President and Treasurer of MLFD
Ronald L. Welburn........... Senior Vice President           Senior Vice President of FAM;
                                                             Senior Vice President of
                                                             Princeton Services
Anthony Wiseman............. Senior Vice President           Senior Vice President of FAM;
                                                             Senior Vice President of
                                                             Princeton Services



     (b) Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as sub-adviser for the following registered investment companies: Merrill Lynch EuroFund, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch International Equity Fund and Merrill Lynch Short-Term Global Income Fund, Inc. The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.



     Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each person has been engaged since July 1, 1994, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Albert, Bascand, Glenn, Richard and Yardley are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 28:



                                                                OTHER SUBSTANTIAL BUSINESS,
                                                                  PROFESSION, VOCATION OR
            NAME                POSITIONS WITH MLAM U.K.                EMPLOYMENT
---------------------------- ------------------------------  ---------------------------------
Arthur Zeikel............... Director and Chairman           President of the Manager and FAM;
                                                             President and Director of
                                                             Princeton Services, Director of
                                                             MLFD; Executive Vice President of
                                                             ML & Co.
Alan J. Albert.............. Senior Managing Director        Vice President of the Manager
Terry K. Glenn.............. Director                        Executive Vice President of the
                                                             Manager and FAM; Executive Vice
                                                             President and Director of
                                                             Princeton Services; President and
                                                             Director of MLFD; Director of
                                                             MLFDS; President of Princeton
                                                             Administrators
Adrian Holmes............... Managing Director               Director of Merrill Lynch Global
                                                             Asset Management
Andrew John Bascand......... Director                        Director of Merrill Lynch Global
                                                             Asset Management
Edward Gobora............... Director                        Director of Merrill Lynch Global
                                                             Asset Management
Richard Kilbride............ Director                        Director of Merrill Lynch Global
                                                             Asset Management

                                                                OTHER SUBSTANTIAL BUSINESS,
                                                                  PROFESSION, VOCATION OR
            NAME                POSITIONS WITH MLAM U.K.                EMPLOYMENT
---------------------------- ------------------------------  ---------------------------------
Robert M. Ryan.............. Director                        Vice President, Institutional
                                                             Marketing, Debt and Equity Group,
                                                             Merrill Lynch Capital Markets
                                                             from 1989 to 1994
Gerald M. Richard........... Senior Vice President           Senior Vice President and
                                                             Treasurer of the Manager and FAM;
                                                             Senior Vice President and
                                                             Treasurer of Princeton Services;
                                                             Vice President and Treasurer of
                                                             MLFD
Stephen J. Yardley.......... Director                        Director of Merrill Lynch Global
                                                             Asset Management
Carol Ann Langham........... Company Secretary               None
Debra Anne Searle........... Assistant Company Secretary     None


ITEM 29.  PRINCIPAL UNDERWRITERS.


     (a) MLFD acts as the principal underwriter for the Registrant, placement agent for Merrill Lynch Index Trust and as principal underwriter for each of the open-end investment companies referred to in the first two paragraphs of Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc. and The Municipal Fund Accumulation Program, Inc., and MLFD also acts as principal underwriter for the following closed-end funds: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Municipal Strategy Fund, Inc.



     (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Aldrich, Breen, Crook, Fatseas and Wasel is One Financial Center, Boston, Massachusetts 02111-2646.


                                                          (2)                           (3)
                   (1)                           POSITIONS AND OFFICES         POSITIONS AND OFFICES
                  NAME                           WITH THE DISTRIBUTOR             WITH REGISTRANT
----------------------------------------- -----------------------------------  ---------------------
Terry K. Glenn........................... President and Director                     President
Arthur Zeikel............................ Director                                     None
Philip L. Kirstein....................... Director                                     None
William E. Aldrich....................... Senior Vice President                        None
Robert W. Crook.......................... Senior Vice President                        None
Kevin P. Boman........................... Vice President                               None
Michael J. Brady......................... Vice President                               None
William M. Breen......................... Vice President                               None
Mark A. DeSario.......................... Vice President                               None
James T. Fatseas......................... Vice President                               None
Debra W. Landsman-Yaros.................. Vice President                               None
Michelle T. Lau.......................... Vice President                               None
Gerald M. Richard........................ Vice President and Treasurer               Treasurer
Salvatore Venezia........................ Vice President                               None
William Wasel............................ Vice President                               None
Robert Harris............................ Secretary                                    None

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Registrant,

800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its Transfer Agent, Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

ITEM 31.  MANAGEMENT SERVICES.


     Other than as set forth under the caption "Management of the Funds" in the Prospectus constituting Part A of the Registration Statement and under "Management of the Funds" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any Management-related service contract.


ITEM 32.  UNDERTAKINGS.

     To file a post-effective amendment, using financial statements which may not be certified, within four to six months of the effective date of this Registration Statement.

     The Registrant will furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual request to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 30th day of January, 1997.


                                          MERRILL LYNCH INDEX FUNDS, INC.

                                                        Registrant


                                                      /s/ TERRY K. GLENN

                                          By:

                                                 (Terry K. Glenn, President)



     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



             SIGNATURES                                TITLE                        DATE
-------------------------------------  -------------------------------------- -----------------
         /s/ TERRY K. GLENN            President and Director                 January 30, 1997
-------------------------------------  (Principal Executive Officer)
          (Terry K. Glenn)

        /s/ GERALD M. RICHARD          Treasurer (Principal Financial         January 30, 1997
-------------------------------------  Accounting Officer) and Director
         (Gerald M. Richard)

                  *                    Director                               January 30, 1997
-------------------------------------
        (Jack B. Sunderland)

                  *                    Director                               January 30, 1997
-------------------------------------
        (Stephen B. Swensrud)

                  *                    Director                               January 30, 1997
-------------------------------------
        (J. Thomas Touchton)

       By: /s/ TERRY K. GLENN
-------------------------------------
 (Terry K. Glenn, Attorney-in-fact)

                                   SIGNATURES


     Merrill Lynch Index Trust has duly caused this Amendment to the Registration Statement of Merrill Lynch Index Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 30th day of January, 1997.


                                          MERRILL LYNCH INDEX TRUST

                                                      /S/ TERRY K. GLENN

                                          By:

                                                 (Terry K. Glenn, President)


     This Amendment to the Registration Statement of Merrill Lynch Index Funds, Inc. has been signed below by the following persons in the capacities and on the dates indicated.



             SIGNATURES                                TITLE                        DATE
-------------------------------------  -------------------------------------- -----------------
         /S/ TERRY K. GLENN            President and Trustee                  January 30, 1997
-------------------------------------  (Principal Executive Officer)
          (Terry K. Glenn)

        /S/ GERALD M. RICHARD          Treasurer (Principal Financial         January 30, 1997
-------------------------------------  Accounting Officer) and Trustee
         (Gerald M. Richard)
                  *                    Trustee                                January 30, 1997
-------------------------------------
        (Jack B. Sunderland)

                  *                    Trustee                                January 30, 1997
-------------------------------------
        (Stephen B. Swensrud)

                  *                    Trustee                                January 30, 1997
-------------------------------------
        (J. Thomas Touchton)

       By: /s/ TERRY K. GLENN
-------------------------------------
 (Terry K. Glenn, Attorney-in-fact)

                                 EXHIBIT INDEX


    EXHIBITS                                 DESCRIPTION
    ------         ---------------------------------------------------------------
       1(a)    --  Articles of Incorporation of Registrant*.......................
       1(b)    --  Articles of Amendment..........................................
       2       --  By-Laws of Registrant*.........................................
       3       --  None...........................................................
       4       --  Instrument Defining Rights of Shareholders. Incorporated by
                   reference to Exhibits 1 and 2 above............................
       5       --  Not Applicable.................................................
       6       --  Distribution Agreement between Registrant and Merrill Lynch
                   Funds Distributor, Inc.........................................
       7       --  None...........................................................
       8(a)    --  Form of Custody Agreement between Registrant and Merrill Lynch
                   Trust Company..................................................
       8(b)    --  Form of Custody Agreement between Registrant and State Street
                   Bank and Trust Company.........................................
       9(a)    --  Form of Administration Agreement between Registrant and Merrill
                   Lynch Asset Management, L.P....................................
        (b)    --  Form of Transfer Agency, Dividend Disbursing Agency and
                   Shareholder Servicing Agency Agreement between Registrant and
                   Merrill Lynch Financial Data Services, Inc.....................
        (c)    --  Form of License Agreement relating to Use of Name between
                   Merrill Lynch & Co., Inc. and Registrant.......................
      10       --  Opinion and consent of Shereff, Friedman, Hoffman & Goodman,
                   LLP, counsel for Registrant....................................
      11       --  Consent of Deloitte & Touche LLP, independent auditors for the
                   Registrant.....................................................
      12       --  None...........................................................
      13       --  Certificate of Merrill Lynch Asset Management..................
      14       --  Not Applicable.................................................
      15       --  Account Maintenance Plan of the Registrant and Plan
                   Sub-Agreement..................................................
      16       --  Not Applicable.................................................
      17(a)    --  Financial Data Schedules -- Not Applicable.....................
      17(b)    --  Powers of Attorney.............................................
      18       --  Rule 18f-3 Plan................................................


------------------

     * Previously filed.